                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from September 26, 2006 to October 25, 2006

                    Commission File Number of issuing entity:
                           000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)

          Commission               Commission               Commission
          File Number              File Number              File Number
         of Depositor:            of Depositor:            of Depositor:
   -----------------------  -----------------------  -----------------------
         000-21424-04,           333-113579-02,           333-113579-01,
         333-130508-03             333-130508             333-130508-02

       American Express         American Express         American Express
     Receivables Financing    Receivables Financing    Receivables Financing
        Corporation II         Corporation III LLC      Corporation IV LLC
   -----------------------  -----------------------  -----------------------
          (Exact name              (Exact name              (Exact name
         of depositor             of depositor             of depositor
         as specified             as specified             as specified
        in its charter)          in its charter)          in its charter)

        13-3854638               20-0942395               20-0942445
   ---------------------    ---------------------    ---------------------
     (I.R.S. Employer         (I.R.S. Employer         (I.R.S. Employer
   Identification Number    Identification Number    Identification Number
       of depositor)            of depositor)            of depositor)

           American Express                          American Express
            Centurion Bank                              Bank, FSB
       -------------------------                -------------------------
       (Exact name of sponsor as                (Exact name of sponsor as
       specified in its charter)                specified in its charter)

               Delaware                               Not Applicable
   --------------------------------              ------------------------
    State or other jurisdiction of                   (I.R.S. Employer
   incorporation or organization of              Identification Number of
          the issuing entity                        the issuing entity

       c/o The Bank of New York
     101 Barclay Street, New York                         10286
  -----------------------------------                   ----------
  (Address of the principal executive                   (Zip Code)
    offices of the issuing entity)


                     ---------------------------------------
                     (Telephone number, including area code)

                                 Not Applicable
           -----------------------------------------------------------
           (Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [_]

PART I - DISTRIUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9. Exhibits.

     Exhibit No.   Description
     -----------   -----------
     99            Monthly  Servicer's  Certificate for the Monthly Period
                   ending October 25, 2006 and the related payment dates.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 15, 2006

                                         American Express Receivables Financing
                                         Corporation II,
                                         Depositor


                                         By: /s/ Maureen Ryan
                                             -----------------------------------
                                         Name: Maureen Ryan
                                         Title: President


                                         American Express Receivables Financing
                                         Corporation III LLC,
                                         Depositor


                                         By: /s/ Andrea J. Moss
                                             -----------------------------------
                                         Name: Andrea J. Moss
                                         Title: President


                                         American Express Receivables Financing
                                         Corporation IV LLC,
                                         Depositor


                                         By: /s/ Daniel L. Follett
                                             -----------------------------------
                                         Name: Daniel L. Follett
                                         Title: President

                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

--------------------------------------------------------------------------------

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

--------------------------------------------------------------------------------

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.   TRS is, as of the date hereof, the Servicer under the Agreement.

3.   The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on November 15, 2006 and covers activity from September 26, 2006 through October 25, 2006.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of November 2006.

                                         AMERICAN EXPRESS TRAVEL RELATED
                                         SERVICES COMPANY, INC., as Servicer


                                         By:    /s/ Stephen J. Bakonyi
                                             -----------------------------------
                                         Name:  Stephen J. Bakonyi
                                         Title: Vice President
                                                ABS Operations

I. MONTHLY PERIOD TRUST ACTIVITY

A. TRUST ACTIVITY                                                   Trust Totals

Record Date                                                     October 31, 2006
Number of days in period                                                      30
Beginning Number of Accounts                                          19,549,721
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period            32,005,345,674.79
   a. Addition of Principal Receivables                         5,823,596,322.00
   b. Removal of Principal Receivables                                      0.00
Special Funding Account Balance                                             0.00
Beginning Total Principal Balance                              32,005,345,674.79
Finance Charge Collections (excluding Recoveries)                 583,779,571.28
Recoveries                                                         21,377,415.26
Total Collections of Finance Charge Receivables                   605,156,986.54
Total Collections of Principal Receivables                      8,095,158,319.16
Monthly Payment Rate                                                    25.2931%
Defaulted amount                                                   81,510,823.34
Annualized Default Rate                                                  3.1362%
Trust Portfolio Yield                                                   19.9061%
New Principal Receivables                                       7,792,960,281.60
Ending Number of Accounts                                             23,702,510
Ending Principal Receivables Balance                           31,621,636,813.89
Ending Required Minimum Principal Balance                      21,581,900,000.00
Ending Transferor Amount                                       11,451,636,813.89
Ending Special Funding Account Balance                                      0.00
Ending Total Principal Balance                                 31,621,636,813.89

B. SERIES ALLOCATIONS

                                                    PRINCIPAL       SERIES
                                      ADJUSTED       FUNDING       REQUIRED        SERIES
                                      INVESTED       ACCOUNT      TRANSFEROR     ALLOCATION
                INVESTED AMOUNT        AMOUNT        BALANCE        AMOUNT       PERCENTAGE
               ----------------  -----------------  ---------  ----------------  ----------
GROUP 1
2004-3           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2006-2           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
Group 1 Total                     1,100,000,000.00     0.00       77,000,000.00      5.45%

GROUP 2
2001-5           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
2002-1           920,000,000.00     920,000,000.00     0.00       64,400,000.00      4.56%
2002-2           940,000,000.00     940,000,000.00     0.00       65,800,000.00      4.66%
2002-3           920,000,000.00     920,000,000.00     0.00       64,400,000.00      4.56%
2002-5           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2002-6           720,000,000.00     720,000,000.00     0.00       50,400,000.00      3.57%
2003-1           920,000,000.00     920,000,000.00     0.00       64,400,000.00      4.56%
2003-2         1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00      5.45%
2003-3           750,000,000.00     750,000,000.00     0.00       52,500,000.00      3.72%
2004-1           800,000,000.00     800,000,000.00     0.00       56,000,000.00      3.97%
2004-2           400,000,000.00     400,000,000.00     0.00       28,000,000.00      1.98%
2004-4         1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00      5.45%
2004-5         1,000,000,000.00   1,000,000,000.00     0.00       70,000,000.00      4.96%
2005-1           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2005-2           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2005-3           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2005-4           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
2005-5         1,100,000,000.00   1,100,000,000.00     0.00       77,000,000.00      5.45%
2005-6           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2005-7           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2005-8           500,000,000.00     500,000,000.00     0.00       35,000,000.00      2.48%
2006-1         1,000,000,000.00   1,000,000,000.00     0.00       70,000,000.00      4.96%
2006-3           600,000,000.00     600,000,000.00     0.00       42,000,000.00      2.97%
2006-A           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
2006-B           700,000,000.00     700,000,000.00     0.00       49,000,000.00      3.47%
Group 2 Total                    19,070,000,000.00     0.00    1,334,900,000.00     94.55%

Trust Total                      20,170,000,000.00     0.00    1,411,900,000.00    100.00%

                   SERIES                          SERIES           SERIES
                  ALLOCABLE        SERIES         ALLOCABLE       ALLOCABLE
               FINANCE CHARGE    ALLOCABLE        PRINCIPAL       DEFAULTED
                 COLLECTIONS     RECOVERIES      COLLECTIONS        AMOUNT
               --------------  -------------  ----------------  -------------
GROUP 1
2004-3          18,001,695.19     635,917.16    240,807,882.57   2,424,714.63
2006-2          15,001,412.66     529,930.97    200,673,235.48   2,020,595.52
Group 1 Total   33,003,107.85   1,165,848.13    441,481,118.05   4,445,310.15

GROUP 2
2001-5          15,001,412.66     529,930.97    200,673,235.48   2,020,595.52
2002-1          27,602,599.29     975,072.98    369,238,753.28   3,717,895.76
2002-2          28,202,655.79     996,270.22    377,265,682.70   3,798,719.58
2002-3          27,602,599.29     975,072.98    369,238,753.28   3,717,895.76
2002-5          18,001,695.19     635,917.16    240,807,882.57   2,424,714.63
2002-6          21,602,034.22     763,100.59    288,969,459.09   2,909,657.55
2003-1          27,602,599.29     975,072.98    369,238,753.28   3,717,895.76
2003-2          33,003,107.84   1,165,848.13    441,481,118.05   4,445,310.15
2003-3          22,502,118.98     794,896.45    301,009,853.22   3,030,893.28
2004-1          24,002,260.25     847,889.55    321,077,176.76   3,232,952.83
2004-2          12,001,130.12     423,944.77    160,538,588.38   1,616,476.42
2004-4          33,003,107.84   1,165,848.13    441,481,118.05   4,445,310.15
2004-5          30,002,825.31   1,059,861.94    401,346,470.95   4,041,191.04
2005-1          18,001,695.19     635,917.16    240,807,882.57   2,424,714.63
2005-2          18,001,695.19     635,917.16    240,807,882.57   2,424,714.63
2005-3          21,001,977.72     741,903.36    280,942,529.67   2,828,833.73
2005-4          15,001,412.66     529,930.97    200,673,235.48   2,020,595.52
2005-5          33,003,107.84   1,165,848.13    441,481,118.05   4,445,310.15
2005-6          21,001,977.72     741,903.36    280,942,529.67   2,828,833.73
2005-7          21,001,977.72     741,903.36    280,942,529.67   2,828,833.73
2005-8          15,001,412.66     529,930.97    200,673,235.48   2,020,595.52
2006-1          30,002,825.31   1,059,861.94    401,346,470.95   4,041,191.04
2006-3          18,001,695.19     635,917.16    240,807,882.57   2,424,714.63
2006-A          21,001,977.72     741,903.36    280,942,529.67   2,828,833.73
2006-B          21,001,977.72     741,903.36    280,942,529.67   2,828,833.73
Group 2 Total  572,153,878.71  20,211,567.14  7,653,677,201.11  77,065,513.20

Trust Total    605,156,986.56  21,377,415.27  8,095,158,319.16  81,510,823.35

C. GROUP ALLOCATIONS


                                     INVESTOR
                                      FINANCE        INVESTOR       INVESTOR       INVESTOR
                                      CHARGE         MONTHLY        DEFAULT        MONTHLY
                INVESTED AMOUNT     COLLECTIONS      INTEREST        AMOUNT          FEES
               -----------------  --------------  -------------  -------------  -------------
GROUP 1
2004-3            600,000,000.00   11,344,798.32   2,237,600.00   1,528,072.67   1,000,000.00
2006-2            500,000,000.00    9,453,998.60   2,242,500.00   1,273,393.89     833,333.33
Group 1 Total   1,100,000,000.00   20,798,796.92   4,480,100.00   2,801,466.56   1,833,333.33

GROUP 2
2001-5            500,000,000.00    9,453,998.60   2,313,333.33   1,273,393.89     833,333.34
2002-1            920,000,000.00   17,395,357.43   4,209,191.67   2,343,044.76   1,533,333.34
2002-2            940,000,000.00   17,773,517.37   4,300,069.17   2,393,980.52   1,566,666.66
2002-3            920,000,000.00   17,395,357.43   4,207,965.00   2,343,044.76   1,533,333.34
2002-5            600,000,000.00   11,344,798.32   2,771,875.00   1,528,072.67   1,000,000.00
2002-6            720,000,000.00   13,613,757.98   3,311,400.00   1,833,687.20   1,200,000.00
2003-1            920,000,000.00   17,395,357.43   4,209,191.67   2,343,044.76   1,533,333.34
2003-2          1,100,000,000.00   20,798,796.92   5,030,529.17   2,801,466.56   1,833,333.34
2003-3            750,000,000.00   14,180,997.90   3,428,906.25   1,910,090.84   1,250,000.00
2004-1            800,000,000.00   15,126,397.76   3,636,700.00   2,037,430.22   1,333,333.33
2004-2            400,000,000.00    7,563,198.88   1,850,000.00   1,018,715.11     666,666.67
2004-4          1,100,000,000.00   20,798,796.92   5,003,579.17   2,801,466.56   1,833,333.33
2004-5          1,000,000,000.00   18,907,997.20   4,546,083.33   2,546,787.78   1,666,666.67
2005-1            600,000,000.00   11,344,798.32   2,691,875.00   1,528,072.67   1,000,000.00
2005-2            600,000,000.00   11,344,798.32   2,734,300.00   1,528,072.67   1,000,000.00
2005-3            700,000,000.00   13,235,598.04   3,122,583.33   1,782,751.45   1,166,666.67
2005-4            500,000,000.00    9,453,998.60   2,264,583.33   1,273,393.89     833,333.33
2005-5          1,100,000,000.00   20,798,796.92   4,946,058.33   2,801,466.56   1,833,333.33
2005-6            700,000,000.00   13,235,598.04   3,122,583.33   1,782,751.45   1,166,666.67
2005-7            700,000,000.00   13,235,598.04   3,170,766.67   1,782,751.45   1,166,666.67
2005-8            500,000,000.00    9,453,998.60   2,244,791.67   1,273,393.89     833,333.33
2006-1          1,000,000,000.00   18,907,997.20   4,483,958.33   2,546,787.78   1,666,666.67
2006-3            600,000,000.00   11,344,798.32   2,685,450.00   1,528,072.67   1,000,000.00
2006-A            700,000,000.00   13,235,598.04   3,115,350.00   1,782,751.45   1,166,666.67
2006-B            700,000,000.00   13,235,598.04   3,144,604.17   1,782,751.45   1,166,666.67
Group 2 Total  19,070,000,000.00  360,575,506.62  86,545,727.92  48,567,243.01  31,783,333.37

                                             REALLOCATED
                                              INVESTOR     INVESTMENT
                INVESTOR                       FINANCE       FUNDING
               ADDITIONAL                      CHARGE        ACCOUNT      AVAILABLE
                 AMOUNTS        TOTAL        COLLECTIONS    PROCEEDS       EXCESS
               ----------  --------------  --------------  ----------  --------------
GROUP 1
2004-3            0.00       4,765,672.67   11,138,707.41     0.00       6,373,034.74
2006-2            0.00       4,349,227.22    9,660,089.51     0.00       5,310,862.29
Group 1 Total     0.00       9,114,899.89   20,798,796.92     0.00      11,683,897.03

GROUP 2
2001-5            0.00       4,420,060.56    9,498,172.84     0.00       5,078,112.28
2002-1            0.00       8,085,569.77   17,429,296.36     0.00       9,343,726.59
2002-2            0.00       8,260,716.35   17,807,567.43     0.00       9,546,851.08
2002-3            0.00       8,084,343.10   17,428,069.69     0.00       9,343,726.59
2002-5            0.00       5,299,947.67   11,393,682.40     0.00       6,093,734.73
2002-6            0.00       6,345,087.20   13,657,568.88     0.00       7,312,481.68
2003-1            0.00       8,085,569.77   17,429,296.36     0.00       9,343,726.59
2003-2            0.00       9,665,329.07   20,837,176.08     0.00      11,171,847.01
2003-3            0.00       6,588,997.09   14,206,165.51     0.00       7,617,168.42
2004-1            0.00       7,007,463.55   15,132,443.20     0.00       8,124,979.65
2004-2            0.00       3,535,381.78    7,597,871.60     0.00       4,062,489.82
2004-4            0.00       9,638,379.06   20,810,226.07     0.00      11,171,847.01
2004-5            0.00       8,759,537.78   18,915,762.34     0.00      10,156,224.56
2005-1            0.00       5,219,947.67   11,313,682.40     0.00       6,093,734.73
2005-2            0.00       5,262,372.67   11,356,107.40     0.00       6,093,734.73
2005-3            0.00       6,072,001.45   13,181,358.64     0.00       7,109,357.19
2005-4            0.00       4,371,310.55    9,449,422.83     0.00       5,078,112.28
2005-5            0.00       9,580,858.22   20,752,705.23     0.00      11,171,847.01
2005-6            0.00       6,072,001.45   13,181,358.64     0.00       7,109,357.19
2005-7            0.00       6,120,184.79   13,229,541.98     0.00       7,109,357.19
2005-8            0.00       4,351,518.89    9,429,631.17     0.00       5,078,112.28
2006-1            0.00       8,697,412.78   18,853,637.34     0.00      10,156,224.56
2006-3            0.00       5,213,522.67   11,307,257.40     0.00       6,093,734.73
2006-A            0.00       6,064,768.12   13,174,125.31     0.00       7,109,357.19
2006-B            0.00       6,094,022.29   13,203,379.48     0.00       7,109,357.19
Group 2 Total     0.00     166,896,304.30  360,575,506.58     0.00     193,679,202.28

          Group Investor Finance Charge                    Reallocable Investor Finance
                   Collections            Group Expenses        Charge Collections
          -----------------------------   --------------   ----------------------------
Group 1            20,798,796.92            9,114,899.89           11,683,897.03
Group 2           360,575,506.62          166,896,304.30          193,679,202.28

D. TRUST PERFORMANCE

Delinquencies:

31-60 Days Delinquent:                                               328,737,929
61-90 Days Delinquent:                                               185,357,309
90+ Days Delinquent:                                                 293,826,443
Total 30+ Days Delinquent:                                           807,921,682

SERIES 2001-5 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
----------------------------------                  ------------------  ----------------  --------------------
Beginning Invested /Transferor Amount                   793,389,828.33    500,000,000.00        293,389,828.33
Beginning Adjusted Invested Amount                                 N/A    500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A          63.0207%              36.9793%
Principal Allocation Percentage                                    N/A          63.0207%              36.9793%
Collections of Finance Chg. Receivables                  15,001,412.66      9,453,998.60          5,547,414.06
Collections of Principal Receivables                    200,673,235.48    126,465,722.34         74,207,513.14
Defaulted Amount                                          2,020,595.52      1,273,393.89            747,201.63

Ending Invested / Transferor Amounts                    783,877,957.71    500,000,000.00        283,877,957.71

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
--------------------------------------              ------------------  ----------------  --------------------  --------------
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              October 12, 2006  October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.5000%           5.7700%               5.8200%
                                                          1,890,625.00        192,333.33            230,375.00    2,313,333.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        1,890,625.00        192,333.33            230,375.00    2,313,333.33
Investor Default Amount                                   1,050,549.96        101,871.51            120,972.42    1,273,393.89
Investor Monthly Fees Due                                   687,500.00         66,666.67             79,166.67      833,333.34
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
Total Due                                                 3,628,674.96        360,871.51            430,514.09    4,420,060.56

Reallocated Investor Finance Charge Collections                                                                   9,498,172.84
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                       20.0136%
Base Rate                                                                                                              7.6569%
Excess Spread Percentage                                                                                              12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------        ------------------  ----------------  --------------------  --------------
Beginning Certificates Balance                          412,500,000.00     40,000,000.00         47,500,000.00  500,000,000.00
Interest Distributions                                    1,890,625.00        192,333.33            230,375.00    2,313,333.33
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
Total Distributions                                       1,890,625.00        192,333.33            230,375.00    2,313,333.33
Ending Certificates Balance                             412,500,000.00     40,000,000.00         47,500,000.00  500,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.58

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.58

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.81

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.81

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    230,375.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    230,375.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  7,835,992.59

          a. Class A Monthly Interest:                          $  1,890,625.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,050,549.96

          e. Excess Spread:                                     $  4,894,817.63

     2.   Class B Available Funds:                              $    759,853.83

          a. Class B Monthly Interest:                          $    192,333.33

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    567,520.50

     3.   Collateral Available Funds:                           $    902,326.42

          a. Excess Spread:                                     $    902,326.42

     4.   Total Excess Spread:                                  $  6,364,664.55

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2001-5 Allocable Principal Collections:        $200,673,235.48

     3.   Principal Allocation Percentage of Series 2001-5
          Allocable Principal Collections:                      $126,465,722.34

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $126,465,722.34

     6.   Shared Principal Collections from other Series
          allocated to Series 2001-5:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,273,393.89

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $127,739,116.23

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 47,500,000.00

     2.   Required Collateral Invested Amount:                  $ 47,500,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $127,739,116.23

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2001-5.

     1.   Excess Spread:                                        $  6,364,664.55

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    101,871.51

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    230,375.00

     9.   Applied to unpaid Monthly Servicing Fee:              $    833,333.34

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    120,972.42

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  5,078,112.28

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.6569%

          b. Prior Monthly Period:                                       7.6016%

          c. Second Prior Monthly Period:                                7.6016%

     2.   Three Month Average Base Rate:                                 7.6200%

     3.   Series Adjusted Portfolio Yield:

           a. Current Monthly Period:                                   20.0136%

           b. Prior Monthly Period:                                     19.4819%

           c. Second Prior Monthly Period:                              20.5918%

     4.   Three Month Average Series Adjusted Portfolio Yield:          20.0291%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2002-1 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,459,837,284.13     920,000,000.00         539,837,284.13
Beginning Adjusted Invested Amount                                  N/A     920,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   27,602,599.29      17,395,357.43          10,207,241.86
Collections of Principal Receivables                     369,238,753.28     232,696,929.11         136,541,824.17
Defaulted Amount                                           3,717,895.76       2,343,044.76           1,374,851.00
Ending Invested / Transferor Amounts                   1,442,335,442.18     920,000,000.00         522,335,442.18

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                    3,795,000.00               0.00                   0.00     3,795,000.00
 Reserve Draw Amount                                               0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                            3,795,000.00               0.00                   0.00     3,795,000.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.4300%            5.7200%                5.8200%
                                                           3,434,475.00         350,826.67             423,890.00     4,209,191.67
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         3,434,475.00         350,826.67             423,890.00     4,209,191.67
Investor Default Amount                                    1,933,011.93         187,443.58             222,589.25     2,343,044.76
Investor Monthly Fees Due                                  1,265,000.00         122,666.67             145,666.67     1,533,333.34
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  6,632,486.93         660,936.92             792,145.92     8,085,569.77

Reallocated Investor Finance Charge Collections                                                                      17,429,296.36
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.9510%
Base Rate                                                                                                                   7.5943%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           759,000,000.00      73,600,000.00          87,400,000.00   920,000,000.00
Interest Distributions                                     3,434,475.00         350,826.67             423,890.00     4,209,191.67
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        3,434,475.00         350,826.67             423,890.00     4,209,191.67
Ending Certificates Balance                              759,000,000.00      73,600,000.00          87,400,000.00   920,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.53

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.77

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.77

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates exceeds
          the Class B Invested Amount after giving effect to
          all transactions on such Distribution Date:           $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    423,890.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    423,890.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 14,379,169.50

          a. Class A Monthly Interest:                          $  3,434,475.00

          b. Class A Outstanding Monthly Interest:                        $0.00

          c. Class A Additional Interest:                                 $0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,933,011.93

          e. Excess Spread:                                     $  9,011,682.57

     2.   Class B Available Funds:                              $  1,394,343.71

          a. Class B Monthly Interest:                          $    350,826.67

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,043,517.04

     3.   Collateral Available Funds:                           $  1,655,783.15

          a. Excess Spread:                                     $  1,655,783.15

     4.   Total Excess Spread:                                  $ 11,710,982.76

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2002-1 Allocable Principal Collections:        $369,238,753.28

     3.   Principal Allocation Percentage of Series 2002-1
          Allocable Principal Collections:                      $232,696,929.11

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $232,696,929.11

     6.   Shared Principal Collections from other Series
          allocated to Series 2002-1:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $ 2,343,044.76

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $235,039,973.87

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 87,400,000.00

     2.   Required Collateral Invested Amount:                  $ 87,400,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $235,039,973.87

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2002-1.

     1.   Excess Spread:                                        $ 11,710,982.76

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    187,443.58

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    423,890.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,533,333.34

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    222,589.25

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $  3,795,000.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  5,548,726.59

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5943%

          b. Prior Monthly Period:                                       7.5390%

          c. Second Prior Monthly Period:                                7.5390%

     2.   Three Month Average Base Rate:                                 7.5574%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9510%

          b. Prior Monthly Period:                                      19.4193%

          c. Second Prior Monthly Period:                               20.5271%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9658%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2002-2 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,491,572,877.26     940,000,000.00         551,572,877.26
Beginning Adjusted Invested Amount                                  N/A     940,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   28,202,655.79      17,773,517.37          10,429,138.42
Collections of Principal Receivables                     377,265,682.70     237,755,558.00         139,510,124.70
Defaulted Amount                                           3,798,719.58       2,393,980.52           1,404,739.06
Ending Invested / Transferor Amounts                   1,473,690,560.49     940,000,000.00         533,690,560.49

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
Reserve Draw Amount                                                0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.4300%            5.7100%                5.8200%
                                                           3,509,137.50         357,826.67             433,105.00     4,300,069.17
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         3,509,137.50         357,826.67             433,105.00     4,300,069.17
Investor Default Amount                                    1,975,033.93         191,518.44             227,428.15     2,393,980.52
Investor Monthly Fees Due                                  1,292,500.00         125,333.33             148,833.33     1,566,666.66
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  6,776,671.43         674,678.44             809,366.48     8,260,716.35

Reallocated Investor Finance Charge Collections                                                                      17,807,567.43
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.9502%
Base Rate                                                                                                                   7.5935%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           775,500,000.00      75,200,000.00          89,300,000.00   940,000,000.00
Interest Distributions                                     3,509,137.50         357,826.67             433,105.00     4,300,069.17
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        3,509,137.50         357,826.67             433,105.00     4,300,069.17
Ending Certificates Balance                              775,500,000.00      75,200,000.00          89,300,000.00   940,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.53

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class
     A Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.76

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.76

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class
     B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    433,105.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    433,105.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 14,691,243.13

          a. Class A Monthly Interest:                          $  3,509,137.50

          b. Class A Outstanding Monthly Interest:                        $0.00

          c. Class A Additional Interest:                                 $0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,975,033.93

          e. Excess Spread:                                     $  9,207,071.70

     2.   Class B Available Funds:                              $  1,424,605.39

          a. Class B Monthly Interest:                          $    357,826.67

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,066,778.72

     3.   Collateral Available Funds:                           $  1,691,718.91

          a. Excess Spread:                                     $  1,691,718.91

     4.   Total Excess Spread:                                  $ 11,965,569.33

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2002-2 Allocable Principal Collections:        $377,265,682.70

     3.   Principal Allocation Percentage of Series 2002-2
          Allocable Principal Collections:                      $237,755,558.00

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                            $0.00

     5.   Item 3 minus item 4:                                  $237,755,558.00

     6.   Shared Principal Collections from other Series
          allocated to Series 2002-2:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,393,980.52

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $240,149,538.52

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 89,300,000.00

     2.   Required Collateral Invested Amount:                  $ 89,300,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $240,149,538.52

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2002-2.

     1.   Excess Spread:                                        $ 11,965,569.33

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    191,518.44

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    433,105.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,566,666.66

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    227,428.15

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral
          Interest Holder:                                      $          0.00

     14.  Balance:                                              $  9,546,851.08

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5935%

          b. Prior Monthly Period:                                       7.5382%

          c. Second Prior Monthly Period:                                7.5382%

     2.   Three Month Average Base Rate: 7.5566%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9502%

          b. Prior Monthly Period:                                      19.4185%

          c. Second Prior Monthly Period:                               20.5263%

     4.   Three Month Average Series Adjusted Portfolio
          Yield:                                                        19.9650%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2002-3 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
----------------------------------                   ------------------   --------------   --------------------
Beginning Invested /Transferor Amount                 1,459,837,284.13    920,000,000.00      539,837,284.13
Beginning Adjusted Invested Amount                                 N/A    920,000,000.00                 N/A
Floating Allocation Percentage                                     N/A           63.0207%            36.9793%
Principal Allocation Percentage                                    N/A           63.0207%            36.9793%
Collections of Finance Chg. Receivables                  27,602,599.29     17,395,357.43       10,207,241.86
Collections of Principal Receivables                    369,238,753.28    232,696,929.11      136,541,824.17
Defaulted Amount                                          3,717,895.76      2,343,044.76        1,374,851.00
Ending Invested / Transferor Amounts                  1,442,335,442.18    920,000,000.00      522,335,442.18

B. MONTHLY PERIOD FUNDING REQUIREMENTS                   CLASS A            CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------               ----------------   ----------------   -------------------   -------------
Principal Funding Account                                        0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00            0.00
Reserve Account Deposit                                          0.00               0.00                  0.00            0.00
Reserve Draw Amount                                              0.00               0.00                  0.00            0.00
Reserve Account Surplus                                          0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00            0.00

LIBOR Determination Date                             October 12, 2006   October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                    5.4300%            5.7000%               5.8200%
                                                         3,434,475.00         349,600.00            423,890.00    4,207,965.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00            0.00
Additional Interest Due                                          0.00               0.00                  0.00            0.00
Total Interest Due                                       3,434,475.00         349,600.00            423,890.00    4,207,965.00
Investor Default Amount                                  1,933,011.93         187,443.58            222,589.25    2,343,044.76
Investor Monthly Fees Due                                1,265,000.00         122,666.67            145,666.67    1,533,333.34
Investor Additional Amounts Due                                  0.00               0.00                  0.00            0.00
Total Due                                                6,632,486.93         659,710.25            792,145.92    8,084,343.10

Reallocated Investor Finance Charge Collections                                                                  17,428,069.69
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.9494%
Base Rate                                                                                                               7.5927%
Excess Spread Percentage                                                                                               12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS             CLASS A         CLASS B      COLLATERAL INTEREST       TOTAL
--------------------------------------------         --------------   -------------   -------------------   --------------
Beginning Certificates Balance                       759,000,000.00   73,600,000.00         87,400,000.00   920,000,000.00
Interest Distributions                                 3,434,475.00      349,600.00            423,890.00     4,207,965.00
Principal Deposits - Prin. Funding Account                     0.00            0.00                  0.00             0.00
Principal Distributions                                        0.00            0.00                  0.00             0.00
Total Distributions                                    3,434,475.00      349,600.00            423,890.00     4,207,965.00
Ending Certificates Balance                          759,000,000.00   73,600,000.00         87,400,000.00   920,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.53

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.75

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.75

     3.   Amount of the distribution in
          respect of Class B Outstanding Monthly Interest:      $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    423,890.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    423,890.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 14,378,157.49

          a. Class A Monthly Interest:                          $  3,434,475.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,933,011.93

          e. Excess Spread:                                     $  9,010,670.56

     2.   Class B Available Funds: $1,394,245.58

          a. Class B Monthly Interest:                          $    349,600.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,044,645.58

     3.   Collateral Available Funds:                           $  1,655,666.62

          a. Excess Spread:                                     $  1,655,666.62

     4.   Total Excess Spread:                                  $ 11,710,982.76

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2002-3 Allocable Principal Collections:        $369,238,753.28

     3.   Principal Allocation Percentage of Series 2002-3
          Allocable Principal

          Collections:                                          $232,696,929.11

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $232,696,929.11

     6.   Shared Principal Collections from other Series
          allocated to Series 2002-3:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,343,044.76

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $235,039,973.87

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 87,400,000.00

     2.   Required Collateral Invested Amount:                  $ 87,400,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $235,039,973.87

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2002-3.

     1.   Excess Spread:                                        $ 11,710,982.76

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                   $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    187,443.58

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    423,890.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,533,333.34

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    222,589.25

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  9,343,726.59

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5927%

          b. Prior Monthly Period:                                       7.5374%

          c. Second Prior Monthly Period:                                7.5374%

     2.   Three Month Average Base Rate:                                 7.5558%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9494%

          b. Prior Monthly Period:                                      19.4177%

          c. Second Prior Monthly Period:                               20.5254%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9642%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2002-5 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
----------------------------------                  ------------------  ----------------  --------------------
Beginning Invested /Transferor Amount                   952,067,793.99    600,000,000.00        352,067,793.99
Beginning Adjusted Invested Amount                                 N/A    600,000,000.00                   N/A
Floating Allocation Percentage                                     N/A          63.0207%              36.9793%
Principal Allocation Percentage                                    N/A          63.0207%              36.9793%
Collections of Finance Chg. Receivables                  18,001,695.19     11,344,798.32          6,656,896.87
Collections of Principal Receivables                    240,807,882.57    151,758,866.81         89,049,015.76
Defaulted Amount                                          2,424,714.63      1,528,072.67            896,641.96
Ending Invested / Transferor Amounts                    940,653,549.25    600,000,000.00        340,653,549.25

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------              ------------------  ----------------  --------------------  --------------
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00
LIBOR Determination Date                              October 12, 2006  October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                    5.4900%           5.7700%               5.8200%
                                                          2,264,625.00        230,800.00            276,450.00    2,771,875.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,264,625.00        230,800.00            276,450.00    2,771,875.00
Investor Default Amount                                   1,260,659.95        122,245.81            145,166.90    1,528,072.67
Investor Monthly Fees Due                                   825,000.00         80,000.00             95,000.00    1,000,000.00
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
Total Due                                                 4,350,284.95        433,045.81            516,616.90    5,299,947.66
Reallocated Investor Finance Charge Collections                                                                  11,393,682.40
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                       20.0053%
Base Rate                                                                                                              7.6485%
Excess Spread Percentage                                                                                              12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------        ------------------  ----------------  --------------------  --------------
Beginning Certificates Balance                          495,000,000.00     48,000,000.00         57,000,000.00  600,000,000.00
Interest Distributions                                    2,264,625.00        230,800.00            276,450.00    2,771,875.00
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
Total Distributions                                       2,264,625.00        230,800.00            276,450.00    2,771,875.00
Ending Certificates Balance                             495,000,000.00     48,000,000.00         57,000,000.00  600,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.58

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.58

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.81

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.81

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    276,450.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    276,450.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  9,399,787.98

          a. Class A Monthly Interest:                          $  2,264,625.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,260,659.95

          e. Excess Spread:                                     $  5,874,503.03

     2.   Class B Available Funds:                              $    911,494.59

          a. Class B Monthly Interest:                          $    230,800.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    680,694.59

     3.   Collateral Available Funds:                           $  1,082,399.83

          a. Excess Spread:                                     $  1,082,399.83

     4.   Total Excess Spread:                                  $  7,637,597.45

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2002-5 Allocable Principal Collections         $240,807,882.57

     3.   Principal Allocation Percentage of Series 2002-5
          Allocable Principal Collections:                      $151,758,866.81

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $151,758,866.81

     6.   Shared Principal Collections from other Series
          allocated to Series 2002-5:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,528,072.66

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $153,286,939.47

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 57,000,000.00

     2.   Required Collateral Invested Amount:                  $ 57,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $153,286,939.47

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2002-5.

     1.   Excess Spread:                                        $  7,637,597.45

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                   $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    122,245.81

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    276,450.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,000,000.00

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    145,166.90

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  6,093,734.74

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.6485%

          b. Prior Monthly Period:                                       7.5933%

          c. Second Prior Monthly Period:                                7.5933%

     2.   Three Month Average Base Rate:                                 7.6117%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    20.0053%

          b. Prior Monthly Period:                                      19.4736%

          c. Second Prior Monthly Period:                               20.5831%

     4.   Three Month Average Series Adjusted Portfolio Yield:          20.0207%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2002-6 CERTIFICATES

                                                                           TOTAL INVESTOR       TRANSFERORS
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST           INTEREST
----------------------------------                   ------------------   ----------------   ----------------
Beginning Invested /Transferor Amount                 1,142,481,352.79      720,000,000.00     422,481,352.79
Beginning Adjusted Invested Amount                                 N/A      720,000,000.00                N/A
Floating Allocation Percentage                                     N/A             63.0207%           36.9793%
Principal Allocation Percentage                                    N/A             63.0207%           36.9793%
Collections of Finance Chg. Receivables                  21,602,034.22       13,613,757.98       7,988,276.24
Collections of Principal Receivables                    288,969,459.09      182,110,640.18     106,858,818.91
Defaulted Amount                                          2,909,657.55        1,833,687.20       1,075,970.35
Ending Invested / Transferor Amounts                  1,128,784,259.10      720,000,000.00     408,784,259.10

                                                                                                COLLATERAL
B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B           INTEREST            TOTAL
--------------------------------------               ------------------   ----------------   ----------------   --------------
Principal Funding Account                                         0.00                0.00               0.00             0.00
Investment Proceeds for Monthly Period                            0.00                0.00               0.00             0.00
Reserve Account Opening Balance                                   0.00                0.00               0.00             0.00
Reserve Account Deposit                                           0.00                0.00               0.00             0.00
Reserve Draw Amount                                               0.00                0.00               0.00             0.00
Reserve Account Surplus                                           0.00                0.00               0.00             0.00
Reserve Account Closing Balance                                   0.00                0.00               0.00             0.00

LIBOR Determination Date                              October 12, 2006    October 12, 2006   October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.4600%             5.7700%            5.8200%
                                                          2,702,700.00          276,960.00         331,740.00     3,311,400.00
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00                0.00               0.00             0.00
Additional Interest Due                                           0.00                0.00               0.00             0.00
Total Interest Due                                        2,702,700.00          276,960.00         331,740.00     3,311,400.00
Investor Default Amount                                   1,512,791.94          146,694.98         174,200.28     1,833,687.20
Investor Monthly Fees Due                                   990,000.00           96,000.00         114,000.00     1,200,000.00
Investor Additional Amounts Due                                   0.00                0.00               0.00             0.00
Total Due                                                 5,205,491.94          519,654.98         619,940.28     6,345,087.20

Reallocated Investor Finance Charge Collections                                                                  13,657,568.88
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.9802%
Base Rate                                                                                                               7.6234%
Excess Spread Percentage                                                                                               12.1875%

                                                                                                COLLATERAL
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B           INTEREST            TOTAL
--------------------------------------------         ------------------   ----------------   ----------------   --------------
Beginning Certificates Balance                          594,000,000.00       57,600,000.00      68,400,000.00   720,000,000.00
Interest Distributions                                    2,702,700.00          276,960.00         331,740.00     3,311,400.00
Principal Deposits - Prin. Funding Account                        0.00                0.00               0.00             0.00
Principal Distributions                                           0.00                0.00               0.00             0.00
Total Distributions                                       2,702,700.00          276,960.00         331,740.00     3,311,400.00
Ending Certificates Balance                             594,000,000.00       57,600,000.00      68,400,000.00   720,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.55

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.55

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.81

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.81

     3.   Amount of the distribution in
          respect of Class B Outstanding Monthly Interest:      $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    331,740.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    331,740.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,267,494.33

          a. Class A Monthly Interest:                          $  2,702,700.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,512,791.94

          e. Excess Spread:                                     $  7,052,002.39

     2.   Class B Available Funds:                              $  1,092,605.51

          a. Class B Monthly Interest:                          $    276,960.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    815,645.51

     3.   Collateral Available Funds:                           $  1,297,469.04

          a. Excess Spread:                                     $  1,297,469.04

     4.   Total Excess Spread:                                  $  9,165,116.94

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2002-6 Allocable Principal Collections:        $288,969,459.09

     3.   Principal Allocation Percentage of Series 2002-6
          Allocable Principal Collections:                      $182,110,640.18

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $182,110,640.18

     6.   Shared Principal Collections from other Series
          allocated to Series 2002-6:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,833,687.20

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $183,944,327.38

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 68,400,000.00

     2.   Required Collateral Invested Amount:                  $ 68,400,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $183,944,327.38

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2002-6.

     1.   Excess Spread:                                        $  9,165,116.94

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                   $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    146,694.98

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    331,740.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,200,000.00

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    174,200.28

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  7,312,481.68

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.6234%

          b. Prior Monthly Period:                                       7.5682%

          c. Second Prior Monthly Period:                                7.5682%

     2.   Three Month Average Base Rate:                                 7.5866%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9802%

          b. Prior Monthly Period:                                      19.4485%

          c. Second Prior Monthly Period:                               20.5572%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9953%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                     Yes

SERIES 2003-1 CERTIFICATES

                                                                           TOTAL INVESTOR
 A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
-----------------------------------                  ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,459,837,284.13     920,000,000.00         539,837,284.13
Beginning Adjusted Invested Amount                                  N/A     920,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   27,602,599.29      17,395,357.43          10,207,241.86
Collections of Principal Receivables                     369,238,753.28     232,696,929.11         136,541,824.17
Defaulted Amount                                           3,717,895.76       2,343,044.76           1,374,851.00
Ending Invested / Transferor Amounts                   1,442,335,442.18     920,000,000.00         522,335,442.18

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
 Reserve Draw Amount                                               0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.4300%            5.7200%                5.8200%
                                                           3,434,475.00         350,826.67             423,890.00     4,209,191.67
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         3,434,475.00         350,826.67             423,890.00     4,209,191.67
Investor Default Amount                                    1,933,011.93         187,443.58             222,589.25     2,343,044.76
Investor Monthly Fees Due                                  1,265,000.00         122,666.67             145,666.67     1,533,333.34
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  6,632,486.93         660,936.92             792,145.92     8,085,569.77

Reallocated Investor Finance Charge Collections                                                                      17,429,296.36
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.9510%
Base Rate                                                                                                                   7.5943%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           759,000,000.00      73,600,000.00          87,400,000.00   920,000,000.00
Interest Distributions                                     3,434,475.00         350,826.67             423,890.00     4,209,191.67
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        3,434,475.00         350,826.67             423,890.00     4,209,191.67
Ending Certificates Balance                              759,000,000.00      73,600,000.00          87,400,000.00   920,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.53

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.77

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.77

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

      2.   The amount of reductions in the
           Class B Invested Amount set forth in
           paragraph 1 above, per $1,000 original
           certificate principal amount:                        $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    423,890.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    423,890.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 14,379,169.50

          a. Class A Monthly Interest:                          $  3,434,475.00

          b. Class A Outstanding Monthly Interest:                        $0.00

          c. Class A Additional Interest:                                 $0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,933,011.93

          e. Excess Spread:                                     $  9,011,682.57

     2.   Class B Available Funds:                              $  1,394,343.71

          a. Class B Monthly Interest:                          $    350,826.67

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,043,517.04

     3.   Collateral Available Funds:                           $  1,655,783.15

          a. Excess Spread:                                     $  1,655,783.15

     4.   Total Excess Spread:                                  $ 11,710,982.76

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2003-1 Allocable Principal Collections:        $369,238,753.28

     3.   Principal Allocation Percentage of Series 2003-1
          Allocable Principal Collections:                      $232,696,929.11

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $232,696,929.11

     6.   Shared Principal Collections from other Series
          allocated to Series 2003-1:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,343,044.76

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $235,039,973.87

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 87,400,000.00

     2.   Required Collateral Invested Amount:                  $ 87,400,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $235,039,973.87

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2003-1.

     1.   Excess Spread:                                        $ 11,710,982.76

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    187,443.58

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    423,890.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,533,333.34

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    222,589.25

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  9,343,726.59

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5943%

          b. Prior Monthly Period:                                       7.5390%

          c. Second Prior Monthly Period:                                7.5390%

     2.   Three Month Average Base Rate:                                 7.5574%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9510%

          b. Prior Monthly Period:                                      19.4193%

          c. Second Prior Monthly Period:                               20.5271%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9658%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2003-2 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                 1,745,457,622.32    1,100,000,000.00      645,457,622.32
Beginning Adjusted Invested Amount                                 N/A    1,100,000,000.00                 N/A
Floating Allocation Percentage                                     N/A            63.0207%            36.9793%
Principal Allocation Percentage                                    N/A            63.0207%            36.9793%
Collections of Finance Chg. Receivables                  33,003,107.84       20,798,796.92       12,204,310.92
Collections of Principal Receivables                    441,481,118.05      278,224,589.15      163,256,528.90
Defaulted Amount                                          4,445,310.15        2,801,466.56        1,643,843.59
Ending Invested / Transferor Amounts                  1,724,531,506.95    1,100,000,000.00      624,531,506.95

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A           CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------               ----------------   ----------------   -------------------   -------------
Principal Funding Account                                        0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00            0.00
Reserve Account Deposit                                          0.00               0.00                  0.00            0.00
Reserve Draw Amount                                              0.00               0.00                  0.00            0.00
Reserve Account Surplus                                          0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00            0.00
LIBOR Determination Date                             October 12, 2006   October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                    5.4300%            5.6900%               5.8200%
                                                         4,106,437.50         417,266.67            506,825.00    5,030,529.17
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00            0.00
Additional Interest Due                                          0.00               0.00                  0.00            0.00
Total Interest Due                                       4,106,437.50         417,266.67            506,825.00    5,030,529.17
Investor Default Amount                                  2,311,209.91         224,117.32            266,139.32    2,801,466.56
Investor Monthly Fees Due                                1,512,500.00         146,666.67            174,166.67    1,833,333.34
Investor Additional Amounts Due                                  0.00               0.00                  0.00            0.00
Total Due                                                7,930,147.41         788,050.66            947,130.99    9,665,329.06

Reallocated Investor Finance Charge Collections                                                                  20,837,176.08
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.9486%
Base Rate                                                                                                               7.5918%
Excess Spread Percentage                                                                                               12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS            CLASS A          CLASS B      COLLATERAL INTEREST         TOTAL
--------------------------------------------         --------------   -------------   -------------------   ----------------
Beginning Certificates Balance                       907,500,000.00   88,000,000.00      104,500,000.00     1,100,000,000.00
Interest Distributions                                 4,106,437.50      417,266.67          506,825.00         5,030,529.17
Principal Deposits - Prin. Funding Account                     0.00            0.00                0.00                 0.00
Principal Distributions                                        0.00            0.00                0.00                 0.00
Total Distributions                                    4,106,437.50      417,266.67          506,825.00         5,030,529.17
Ending Certificates Balance                          907,500,000.00   88,000,000.00      104,500,000.00     1,100,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.53

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.74

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.74

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    506,825.00

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    506,825.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 17,190,670.27

          a. Class A Monthly Interest:                          $  4,106,437.50

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  2,311,209.91

          e. Excess Spread:                                     $ 10,773,022.86

     2.   Class B Available Funds:                              $  1,666,974.09

          a. Class B Monthly Interest:                          $    417,266.67

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,249,707.42

     3.   Collateral Available Funds:                           $  1,979,531.73

          a. Excess Spread:                                     $  1,979,531.73

     4.   Total Excess Spread:                                  $ 14,002,262.01

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2003-2 Allocable Principal Collections:        $441,481,118.05

     3.   Principal Allocation Percentage of Series 2003-2
          Allocable Principal Collections:                      $278,224,589.15

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $278,224,589.15

     6.   Shared Principal Collections from other Series
          allocated to Series 2003-2:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,801,466.55

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $281,026,055.70

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $104,500,000.00

     2.   Required Collateral Invested Amount:                  $104,500,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $281,026,055.70

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2003-2.

     1.   Excess Spread:                                        $ 14,002,262.01

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    224,117.32

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    506,825.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,833,333.34

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    266,139.32

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $ 11,171,847.03

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5918%

          b. Prior Monthly Period:                                       7.5366%

          c. Second Prior Monthly Period:                                7.5366%

     2.   Three Month Average Base Rate:                                 7.5550%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9486%

          b. Prior Monthly Period:                                      19.4169%

          c. Second Prior Monthly Period:                               20.5246%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9634%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                   Yes

SERIES 2003-3 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS        INTEREST      TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                 1,190,084,742.49      750,000,000.00         440,084,742.49
Beginning Adjusted Invested Amount                                 N/A      750,000,000.00                    N/A
Floating Allocation Percentage                                     N/A             63.0207%               36.9793%
Principal Allocation Percentage                                    N/A             63.0207%               36.9793%
Collections of Finance Chg. Receivables                  22,502,118.98       14,180,997.90           8,321,121.08
Collections of Principal Receivables                    301,009,853.22      189,698,583.52         111,311,269.70
Defaulted Amount                                          3,030,893.28        1,910,090.84           1,120,802.44

Ending Invested / Transferor Amounts                  1,175,816,936.56      750,000,000.00         425,816,936.56

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                         0.00                0.00                   0.00             0.00
Investment Proceeds for Monthly Period                            0.00                0.00                   0.00             0.00
Reserve Account Opening Balance                                   0.00                0.00                   0.00             0.00
Reserve Account Deposit                                           0.00                0.00                   0.00             0.00
Reserve Draw Amount                                               0.00                0.00                   0.00             0.00
Reserve Account Surplus                                           0.00                0.00                   0.00             0.00
Reserve Account Closing Balance                                   0.00                0.00                   0.00             0.00

LIBOR Determination Date                              October 12, 2006    October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.4300%             5.6700%                5.8200%
                                                          2,799,843.75          283,500.00             345,562.50     3,428,906.25
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00                0.00                   0.00             0.00
Additional Interest Due                                           0.00                0.00                   0.00             0.00
Total Interest Due                                        2,799,843.75          283,500.00             345,562.50     3,428,906.25
Investor Default Amount                                   1,575,824.94          152,807.27             181,458.63     1,910,090.84
Investor Monthly Fees Due                                 1,031,250.00          100,000.00             118,750.00     1,250,000.00
Investor Additional Amounts Due                                   0.00                0.00                   0.00             0.00
Total Due                                                 5,406,918.69          536,307.27             645,771.13     6,588,997.09

Reallocated Investor Finance Charge Collections                                                                      14,206,165.51
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.9470%
Base Rate                                                                                                                   7.5902%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                          618,750,000.00       60,000,000.00          71,250,000.00   750,000,000.00
Interest Distributions                                    2,799,843.75          283,500.00             345,562.50     3,428,906.25
Principal Deposits - Prin. Funding Account                        0.00                0.00                   0.00             0.00
Principal Distributions                                           0.00                0.00                   0.00             0.00
Total Distributions                                       2,799,843.75          283,500.00             345,562.50     3,428,906.25
Ending Certificates Balance                             618,750,000.00       60,000,000.00          71,250,000.00   750,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.53

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.72

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.72

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $    345,562.50

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    345,562.50

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,720,086.55

          a. Class A Monthly Interest:                          $  2,799,843.75

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,575,824.94

          e. Excess Spread:                                     $  7,344,417.86

     2.   Class B Available Funds:                              $  1,136,493.24

          a. Class B Monthly Interest:                          $    283,500.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    852,993.24

     3.   Collateral Available Funds:                           $  1,349,585.72

          a. Excess Spread:                                     $  1,349,585.72

     4.   Total Excess Spread:                                  $  9,546,996.82

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2003-3 Allocable Principal Collections:        $301,009,853.22

     3.   Principal Allocation Percentage of Series 2003-3
          Allocable Principal Collections:                      $189,698,583.52

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $189,698,583.52

     6.   Shared Principal Collections from other Series
          allocated to Series 2003-3:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,910,090.84

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $191,608,674.36

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 71,250,000.00

     2.   Required Collateral Invested Amount:                  $ 71,250,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $191,608,674.36

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2003-3.

     1.   Excess Spread:                                        $  9,546,996.82

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    152,807.27

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    345,562.50

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,250,000.00

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    181,458.63

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Applied to other amounts owed to Collateral Interest
          Holder:                                               $          0.00

     14.  Balance:                                              $  7,617,168.42

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5902%

          b. Prior Monthly Period:                                       7.5350%

          c. Second Prior Monthly Period:                                7.5350%

     2.   Three Month Average Base Rate:                                 7.5534%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9470%

          b. Prior Monthly Period:                                      19.4153%

          c. Second Prior Monthly Period:                               20.5229%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9617%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                     Yes

SERIES 2004-1 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                  ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                 1,269,423,725.33     800,000,000.00         469,423,725.33
Beginning Adjusted Invested Amount                                 N/A     800,000,000.00                    N/A
Floating Allocation Percentage                                     N/A            63.0207%               36.9793%
Principal Allocation Percentage                                    N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                  24,002,260.25      15,126,397.76           8,875,862.49
Collections of Principal Receivables                    321,077,176.76     202,345,155.74         118,732,021.02
Defaulted Amount                                          3,232,952.83       2,037,430.22           1,195,522.61

Ending Invested / Transferor Amounts                  1,254,204,732.33     800,000,000.00         454,204,732.33

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST        TOTAL
--------------------------------------               ----------------   ----------------   -------------------   -------------
Principal Funding Account                                        0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00            0.00
Reserve Account Deposit                                          0.00               0.00                  0.00            0.00
Reserve Draw Amount                                              0.00               0.00                  0.00            0.00
Reserve Account Surplus                                          0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00            0.00

LIBOR Determination Date                             October 12, 2006   October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                    5.4000%            5.5700%               5.8700%
                                                         3,006,000.00         278,500.00            352,200.00    3,636,700.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00            0.00
Additional Interest Due                                          0.00               0.00                  0.00            0.00
Total Interest Due                                       3,006,000.00         278,500.00            352,200.00    3,636,700.00
Investor Default Amount                                  1,701,254.23         152,807.27            183,368.72    2,037,430.22
Investor Monthly Fees Due                                1,113,333.33         100,000.00            120,000.00    1,333,333.33
Investor Additional Amounts Due                                  0.00               0.00                  0.00            0.00
Total Due                                                5,820,587.56         531,307.27            655,568.72    7,007,463.55

Reallocated Investor Finance Charge Collections                                                                  15,132,443.20
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.9153%
Base Rate                                                                                                               7.5586%
Excess Spread Percentage                                                                                               12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS             CLASS A         CLASS B      COLLATERAL INTEREST        TOTAL
--------------------------------------------         --------------   -------------   -------------------   --------------
Beginning Certificates Balance                       668,000,000.00   60,000,000.00         72,000,000.00   800,000,000.00
Interest Distributions                                 3,006,000.00      278,500.00            352,200.00     3,636,700.00
Principal Deposits - Prin. Funding Account                     0.00            0.00                  0.00             0.00
Principal Distributions                                        0.00            0.00                  0.00             0.00
Total Distributions                                    3,006,000.00      278,500.00            352,200.00     3,636,700.00
Ending Certificates Balance                          668,000,000.00   60,000,000.00         72,000,000.00   800,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.50

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.50

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00


E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.64

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.64

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  8,477,179.65

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    352,200.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  8,124,979.65

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 12,635,590.07

          a. Class A Monthly Interest:                          $  3,006,000.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,701,254.23

          e. Excess Spread:                                     $  7,928,335.84

     2.   Class B Available Funds:                              $  1,134,933.24

          a. Class B Monthly Interest:                          $    278,500.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    856,433.24

     3.   Collateral Available Funds:                           $  1,361,919.89

          a. Excess Spread:                                     $  1,361,919.89

     4.   Total Excess Spread:                                  $ 10,146,688.97

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2004-1 Allocable Principal Collection          $321,077,176.76

     3.   Principal Allocation Percentage of Series 2004-1
          Allocable Principal Collections:                      $202,345,155.74

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $202,345,155.74

     6.   Shared Principal Collections from other Series
          allocated to Series 2004-1:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,037,430.22

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $204,382,585.96

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 72,000,000.00

     2.   Required Collateral Invested Amount:                  $ 72,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $204,382,585.96

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2004-1.

     1.   Excess Spread:                                        $ 10,146,688.97

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    152,807.27

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    352,200.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,333,333.33

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    183,368.72

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  8,124,979.65

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5586%

          b. Prior Monthly Period:                                       7.5033%

          c. Second Prior Monthly Period:                                7.5033%

     2.   Three Month Average Base Rate:                                 7.5217%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9153%

          b. Prior Monthly Period:                                      19.3836%

          c. Second Prior Monthly Period:                               20.4902%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9297%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2004-2 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
----------------------------------                   ------------------   --------------   --------------------
Beginning Invested /Transferor Amount                  634,711,862.66     400,000,000.00      234,711,862.66
Beginning Adjusted Invested Amount                                N/A     400,000,000.00                 N/A
Floating Allocation Percentage                                    N/A            63.0207%            36.9793%
Principal Allocation Percentage                                   N/A            63.0207%            36.9793%
Collections of Finance Chg. Receivables                 12,001,130.12       7,563,198.88        4,437,931.24
Collections of Principal Receivables                   160,538,588.38     101,172,577.87       59,366,010.51
Defaulted Amount                                         1,616,476.42       1,018,715.11          597,761.31
Ending Invested / Transferor Amounts                   627,102,366.17     400,000,000.00      227,102,366.17

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------               ----------------   ----------------   -------------------   ------------
Principal Funding Account                                        0.00               0.00                  0.00           0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00           0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00           0.00
Reserve Account Deposit                                          0.00               0.00                  0.00           0.00
Reserve Draw Amount                                              0.00               0.00                  0.00           0.00
Reserve Account Surplus                                          0.00               0.00                  0.00           0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00           0.00

LIBOR Determination Date                             October 12, 2006   October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                   5.4900%            5.6900%               5.9900%
                                                         1,528,050.00         142,250.00            179,700.00   1,850,000.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00           0.00
Additional Interest Due                                          0.00               0.00                  0.00           0.00
Total Interest Due                                       1,528,050.00         142,250.00            179,700.00   1,850,000.00
Investor Default Amount                                    850,627.12          76,403.63             91,684.36   1,018,715.11
Investor Monthly Fees Due                                  556,666.67          50,000.00             60,000.00     666,666.67
Investor Additional Amounts Due                                  0.00               0.00                  0.00           0.00
Total Due                                                2,935,343.79         268,653.63            331,384.36   3,535,381.78

Reallocated Investor Finance Charge Collections                                                                  7,597,871.60
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      20.0116%
Base Rate                                                                                                             7.6549%
Excess Spread Percentage                                                                                             12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS             CLASS A         CLASS B      COLLATERAL INTEREST        TOTAL
--------------------------------------------         --------------   -------------   -------------------   --------------
Beginning Certificates Balance                       334,000,000.00   30,000,000.00      36,000,000.00      400,000,000.00
Interest Distributions                                 1,528,050.00      142,250.00         179,700.00        1,850,000.00
Principal Deposits - Prin. Funding Account                     0.00            0.00               0.00                0.00
Principal Distributions                                        0.00            0.00               0.00                0.00
Total Distributions                                    1,528,050.00      142,250.00         179,700.00        1,850,000.00
Ending Certificates Balance                          334,000,000.00   30,000,000.00      36,000,000.00      400,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.58

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.58

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.74

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.74

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  4,242,189.82

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    179,700.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  4,062,489.82

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  6,344,222.79

          a. Class A Monthly Interest:                          $  1,528,050.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $    850,627.12

          e. Excess Spread:                                     $  3,965,545.67

     2.   Class B Available Funds:                              $    569,840.37

          a. Class B Monthly Interest:                          $    142,250.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    427,590.37

     3.   Collateral Available Funds:                           $    683,808.44

          a. Excess Spread:                                     $    683,808.44

     4.   Total Excess Spread:                                  $  5,076,944.48

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2004-2 Allocable Principal Collections:        $160,538,588.38

     3.   Principal Allocation Percentage of Series 2004-2
          Allocable Principal Collections:                      $101,172,577.87

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $101,172,577.87

     6.   Shared Principal Collections from other Series
          allocated to Series 2004-2:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,018,715.11

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $102,191,292.98

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 36,000,000.00

     2.   Required Collateral Invested Amount:                  $ 36,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $102,191,292.98

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2004-2.

     1.   Excess Spread:                                        $  5,076,944.48

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $     76,403.63

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    179,700.00

     9.   Applied to unpaid Monthly Servicing Fee:              $    666,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $     91,684.36

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  4,062,489.82

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.6549%

          b. Prior Monthly Period:                                       7.5996%

          c. Second Prior Monthly Period:                                7.5996%

     2.   Three Month Average Base Rate:                                 7.6180%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    20.0116%

          b. Prior Monthly Period:                                      19.4799%

          c. Second Prior Monthly Period:                               20.5897%

     4.   Three Month Average Series Adjusted Portfolio Yield:          20.0271%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2004-3 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                    952,067,793.99     600,000,000.00         352,067,793.99
Beginning Adjusted Invested Amount                                  N/A     600,000,000.00                    N/A
Floating Allocation Percentage                                      N/A           63.0207%               36.9793%
Principal Allocation Percentage                                     N/A           63.0207%               36.9793%
Collections of Finance Chg. Receivables                   18,001,695.19      11,344,798.32           6,656,896.87
Collections of Principal Receivables                     240,807,882.57     151,758,866.81          89,049,015.76
Defaulted Amount                                           2,424,714.63       1,528,072.67             896,641.96

Ending Invested / Transferor Amounts                     940,653,549.25     600,000,000.00         340,653,549.25

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
 Reserve Draw Amount                                               0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00

LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     4.3500%            4.5500%                5.7900%
                                                           1,892,250.00         113,750.00             231,600.00     2,237,600.00
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         1,892,250.00         113,750.00             231,600.00     2,237,600.00
Investor Default Amount                                    1,329,423.22          76,403.63             122,245.81     1,528,072.67
Investor Monthly Fees Due                                    870,000.00          50,000.00              80,000.00     1,000,000.00
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  4,091,673.22         240,153.63             433,845.81     4,765,672.66

Reallocated Investor Finance Charge Collections                                                                      11,138,707.41
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.4882%
Base Rate                                                                                                                  6.5651%
Excess Spread Percentage                                                                                                  12.7461%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           522,000,000.00      30,000,000.00          48,000,000.00   600,000,000.00
Interest Distributions                                     1,892,250.00         113,750.00             231,600.00     2,237,600.00
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        1,892,250.00         113,750.00             231,600.00     2,237,600.00
Ending Certificates Balance                              522,000,000.00      30,000,000.00          48,000,000.00   600,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $ 1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          3.63

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          3.63

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          3.79

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          3.79

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  6,604,634.75

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    231,600.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  6,373,034.75

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  9,690,675.45

          a. Class A Monthly Interest:                          $  1,892,250.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,329,423.22

          e. Excess Spread:                                     $  6,469,002.23

     2.   Class B Available Funds:                              $    556,935.37

          a. Class B Monthly Interest:                          $    113,750.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    443,185.37

     3.   Collateral Available Funds:                           $    891,096.59

          a. Excess Spread:                                     $    891,096.59

     4.   Total Excess Spread:                                  $  7,803,284.19

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2004-3 Allocable Principal Collections:        $240,807,882.57

     3.   Principal Allocation Percentage of Series 2004-3
          Allocable Principal Collections:                      $151,758,866.81

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $151,758,866.81

     6.   Shared Principal Collections from other Series
          allocated to Series 2004-3:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,528,072.66

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $153,286,939.47

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 48,000,000.00

     2.   Required Collateral Invested Amount:                  $ 48,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $153,286,939.47

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2004-3.

     1.   Excess Spread:                                        $  7,803,284.19

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $     76,403.63

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    231,600.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,000,000.00

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    122,245.81

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  6,373,034.75

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     6.5651%

          b. Prior Monthly Period:                                       6.3693%

          c. Second Prior Monthly Period:                                6.3693%

     2.   Three Month Average Base Rate:                                 6.4346%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.4882%

          b. Prior Monthly Period:                                      18.9773%

          c. Second Prior Monthly Period:                               20.0703%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.5119%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2004-4 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,745,457,622.32   1,100,000,000.00         645,457,622.32
Beginning Adjusted Invested Amount                                  N/A   1,100,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   33,003,107.84      20,798,796.92          12,204,310.92
Collections of Principal Receivables                     441,481,118.05     278,224,589.15         163,256,528.90
Defaulted Amount                                           4,445,310.15       2,801,466.56           1,643,843.59
Ending Invested / Transferor Amounts                   1,724,531,506.95   1,100,000,000.00         624,531,506.95

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST         TOTAL
--------------------------------------               ------------------   ----------------   --------------------   ----------------
Principal Funding Account                                          0.00               0.00                   0.00               0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00               0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00               0.00
Reserve Account Deposit                                            0.00               0.00                   0.00               0.00
Reserve Draw Amount                                                0.00               0.00                   0.00               0.00
Reserve Account Surplus                                            0.00               0.00                   0.00               0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00               0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.4100%            5.6000%                5.7900%
                                                           4,140,904.17         385,000.00             477,675.00       5,003,579.17
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00               0.00
Additional Interest Due                                            0.00               0.00                   0.00               0.00
Total Interest Due                                         4,140,904.17         385,000.00             477,675.00       5,003,579.17
Investor Default Amount                                    2,339,224.58         210,109.99             252,131.99       2,801,466.56
Investor Monthly Fees Due                                  1,530,833.33         137,500.00             165,000.00       1,833,333.33
Investor Additional Amounts Due                                    0.00               0.00                   0.00               0.00
Total Due                                                  8,010,962.08         732,609.99             894,806.99       9,638,379.06

Reallocated Investor Finance Charge Collections                                                                        20,810,226.07
Interest and Principal Funding Investment Proceeds                                                                              0.00
Interest on Reserve Account                                                                                                     0.00
Series Adjusted Portfolio Yield                                                                                             19.9188%
Base Rate                                                                                                                    7.5620%
Excess Spread Percentage                                                                                                    12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A              CLASS B       COLLATERAL INTEREST         TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   ----------------
Beginning Certificates Balance                         918,500,000.00        82,500,000.00          99,000,000.00   1,100,000,000.00
Interest Distributions                                   4,140,904.17           385,000.00             477,675.00       5,003,579.17
Principal Deposits - Prin. Funding Account                       0.00                 0.00                   0.00               0.00
Principal Distributions                                          0.00                 0.00                   0.00               0.00
Total Distributions                                      4,140,904.17           385,000.00             477,675.00       5,003,579.17
Ending Certificates Balance                            918,500,000.00        82,500,000.00          99,000,000.00   1,100,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.51

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.51

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.67

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.67

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $ 11,649,522.02

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    477,675.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $ 11,171,847.02

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 17,376,538.77

          a. Class A Monthly Interest:                          $  4,140,904.17

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  2,339,224.58

          e. Excess Spread:                                     $ 10,896,410.02

     2.   Class B Available Funds:                              $  1,560,766.96

          a. Class B Monthly Interest:                          $    385,000.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,175,766.96

     3. Collateral Available Funds:                             $  1,872,920.35

          a. Excess Spread:                                     $  1,872,920.35

     4. Total Excess Spread:                                    $ 13,945,097.33

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2004-4 Allocable Principal Collections:        $441,481,118.05

     3.   Principal Allocation Percentage of Series 2004-4
          Allocable Principal Collections:                      $278,224,589.15

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $278,224,589.15

     6.   Shared Principal Collections from other Series
          allocated to Series 2004-4:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,801,466.56

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $281,026,055.71

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 99,000,000.00

     2.   Required Collateral Invested Amount:                  $ 99,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $281,026,055.71

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over
          Required Collateral Invested Amount:                  $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2004-4.

     1.   Excess Spread:                                        $ 13,945,097.33

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    210,109.99

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    477,675.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,833,333.33

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    252,131.99

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $ 11,171,847.02


O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5620%

          b. Prior Monthly Period:                                       7.5068%

          c. Second Prior Monthly Period:                                7.5068%

     2.   Three Month Average Base Rate:                                 7.5252%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9188%

          b. Prior Monthly Period:                                      19.3871%

          c. Second Prior Monthly Period:                               20.4938%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9332%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2004-5 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,586,779,656.66   1,000,000,000.00         586,779,656.66
Beginning Adjusted Invested Amount                                  N/A   1,000,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   30,002,825.31      18,907,997.20          11,094,828.11
Collections of Principal Receivables                     401,346,470.95     252,931,444.68         148,415,026.27
Defaulted Amount                                           4,041,191.04       2,546,787.78           1,494,403.26
Ending Invested / Transferor Amounts                   1,567,755,915.41   1,000,000,000.00         567,755,915.41

B. MONTHLY PERIOD FUNDING REQUIREMENTS                   CLASS A             CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------               ----------------   ----------------   -------------------   -------------
Principal Funding Account                                        0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00            0.00
Reserve Account Deposit                                          0.00               0.00                  0.00            0.00
Reserve Draw Amount                                              0.00               0.00                  0.00            0.00
Reserve Account Surplus                                          0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00            0.00
LIBOR Determination Date                             October 12, 2006   October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                    5.4100%            5.5700%               5.7800%
                                                         3,764,458.33         348,125.00            433,500.00    4,546,083.33
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00            0.00
Additional Interest Due                                          0.00               0.00                  0.00            0.00
Total Interest Due                                       3,764,458.33         348,125.00            433,500.00    4,546,083.33
Investor Default Amount                                  2,126,567.80         191,009.08            229,210.90    2,546,787.78
Investor Monthly Fees Due                                1,391,666.67         125,000.00            150,000.00    1,666,666.67
Investor Additional Amounts Due                                  0.00               0.00                  0.00            0.00
Total Due                                                7,282,692.80         664,134.08            812,710.90    8,759,537.78

Reallocated Investor Finance Charge Collections                                                                  18,915,762.34
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.9156%
Base Rate                                                                                                               7.5588%
Excess Spread Percentage                                                                                               12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS           CLASS A          CLASS B       COLLATERAL INTEREST          TOTAL
--------------------------------------------         --------------   -------------   -------------------   ----------------
Beginning Certificates Balance                       835,000,000.00   75,000,000.00         90,000,000.00   1,000,000,000.00
Interest Distributions                                 3,764,458.33      348,125.00            433,500.00       4,546,083.33
Principal Deposits - Prin. Funding Account                     0.00            0.00                  0.00               0.00
Principal Distributions                                        0.00            0.00                  0.00               0.00
Total Distributions                                    3,764,458.33      348,125.00            433,500.00       4,546,083.33
Ending Certificates Balance                          835,000,000.00   75,000,000.00         90,000,000.00   1,000,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.51

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.51

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.64

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.64

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $ 10,589,724.56

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    433,500.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $ 10,156,224.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 15,794,661.55

          a. Class A Monthly Interest:                          $  3,764,458.33

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  2,126,567.80

          e. Excess Spread:                                     $  9,903,635.42

     2.   Class B Available Funds:                              $  1,418,682.18

          a. Class B Monthly Interest:                          $    348,125.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,070,557.18

     3.   Collateral Available Funds:                           $  1,702,418.61

          a. Excess Spread:                                     $  1,702,418.61

     4.   Total Excess Spread:                                  $ 12,676,611.21

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2004-5 Allocable Principal Collections:        $401,346,470.95

     3.   Principal Allocation Percentage of Series 2004-5
          Allocable Principal Collections:                      $252,931,444.68

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $252,931,444.68

     6.   Shared Principal Collections from other Series
          allocated to Series 2004-5:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,546,787.78

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $255,478,232.46

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 90,000,000.00

     2.   Required Collateral Invested Amount:                  $ 90,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $255,478,232.46

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2004-5.

     1.   Excess Spread:                                        $ 12,676,611.21

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    191,009.08

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    433,500.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,666,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    229,210.90

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $ 10,156,224.56

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5588%

          b. Prior Monthly Period:                                       7.5036%

          c. Second Prior Monthly Period:                                7.5036%

     2.   Three Month Average Base Rate:                                 7.5220%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9156%

          b. Prior Monthly Period:                                      19.3839%

          c. Second Prior Monthly Period:                               20.4905%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9300%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-1 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS        INTEREST    TRANSFERORS INTEREST
--------------------------------------              ------------------  ----------------  --------------------
Beginning Invested /Transferor Amount                  952,067,793.99     600,000,000.00        352,067,793.99
Beginning Adjusted Invested Amount                                N/A     600,000,000.00                   N/A
Floating Allocation Percentage                                    N/A           63.0207%               36.9793%
Principal Allocation Percentage                                   N/A           63.0207%               36.9793%
Collections of Finance Chg. Receivables                 18,001,695.19      11,344,798.32          6,656,896.87
Collections of Principal Receivables                   240,807,882.57     151,758,866.81         89,049,015.76
Defaulted Amount                                         2,424,714.63       1,528,072.67            896,641.96

Ending Invested / Transferor Amounts                   940,653,549.25     600,000,000.00        340,653,549.25

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
--------------------------------------              ------------------  ----------------  --------------------  --------------
Principal Funding Account                                        0.00               0.00                  0.00            0.00
Investment Proceeds for Monthly Period                           0.00               0.00                  0.00            0.00
Reserve Account Opening Balance                                  0.00               0.00                  0.00            0.00
Reserve Account Deposit                                          0.00               0.00                  0.00            0.00
Reserve Draw Amount                                              0.00               0.00                  0.00            0.00
Reserve Account Surplus                                          0.00               0.00                  0.00            0.00
Reserve Account Closing Balance                                  0.00               0.00                  0.00            0.00

LIBOR Determination Date                             October 12, 2006   October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                    5.3500%            5.4400%               5.6500%
                                                         2,233,625.00         204,000.00            254,250.00    2,691,875.00
Monthly Interest Due
Outstanding Monthly Interest Due                                 0.00               0.00                  0.00            0.00
Additional Interest Due                                          0.00               0.00                  0.00            0.00
Total Interest Due                                       2,233,625.00         204,000.00            254,250.00    2,691,875.00
Investor Default Amount                                  1,275,940.68         114,605.45            137,526.54    1,528,072.67
Investor Monthly Fees Due                                  835,000.00          75,000.00             90,000.00    1,000,000.00
Investor Additional Amounts Due                                  0.00               0.00                  0.00            0.00
Total Due                                                4,344,565.68         393,605.45            481,776.54    5,219,947.67

Reallocated Investor Finance Charge Collections                                                                  11,313,682.40
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.8430%
Base Rate                                                                                                               7.4863%
Excess Spread Percentage                                                                                               12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------        ------------------  ----------------  --------------------  --------------
Beginning Certificates Balance                         501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00
Interest Distributions                                   2,233,625.00         204,000.00            254,250.00    2,691,875.00
Principal Deposits - Prin. Funding Account                       0.00               0.00                  0.00            0.00
Principal Distributions                                          0.00               0.00                  0.00            0.00
Total Distributions                                      2,233,625.00         204,000.00            254,250.00    2,691,875.00
Ending Certificates Balance                            501,000,000.00      45,000,000.00         54,000,000.00  600,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.46

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.46

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.53

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  6,347,984.73

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    254,250.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of princial on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  6,093,734.73

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  9,446,924.80

          a. Class A Monthly Interest:                          $  2,233,625.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,275,940.68

          e. Excess Spread:                                     $  5,937,359.12

     2.   Class B Available Funds:                              $    848,526.18

          a. Class B Monthly Interest:                          $    204,000.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    644,526.18

     3.   Collateral Available Funds:                           $  1,018,231.42

          a. Excess Spread:                                     $  1,018,231.42

     4.   Total Excess Spread:                                  $  7,600,116.72

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-1 Allocable Principal Collections:        $240,807,882.57

     3.   Principal Allocation Percentage of Series 2005-1
          Allocable Principal Collections:                      $151,758,866.81

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                 $          0.00

     5.   Item 3 minus item 4:                                  $151,758,866.81

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-1:                    $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,528,072.67

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                               $153,286,939.48

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 54,000,000.00

     2.   Required Collateral Invested Amount:                  $ 54,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:             $          0.00

     4.   Treated as Shared Principal Collections:              $153,286,939.48

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over
          Required Collateral Invested Amount:                  $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-1.

     1.   Excess Spread:                                        $  7,600,116.72

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                   $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    114,605.45

     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                     $0.00

     8.   Applied to Collateral Monthly Interest:               $    254,250.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,000,000.00

     10.  Collateral Default Amount treated as
          Available Principal Collections:                      $    137,526.54

     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:           $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to
          Collateral Interest Holder:                           $  6,093,734.73

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4863%

          b. Prior Monthly Period:                                       7.4310%

          c. Second Prior Monthly Period:                                7.4310%

     2.   Three Month Average Base Rate:                                 7.4495%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8430%

          b. Prior Monthly Period:                                      19.3113%

          c. Second Prior Monthly Period:                               20.4155%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8566%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-2 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                    952,067,793.99     600,000,000.00         352,067,793.99
Beginning Adjusted Invested Amount                                  N/A     600,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   18,001,695.19      11,344,798.32           6,656,896.87
Collections of Principal Receivables                     240,807,882.57     151,758,866.81          89,049,015.76
Defaulted Amount                                           2,424,714.63       1,528,072.67             896,641.96

Ending Invested / Transferor Amounts                     940,653,549.25     600,000,000.00         340,653,549.25

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
 Reserve Draw Amount                                               0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00

LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.4200%            5.6000%                5.8100%
                                                           2,262,850.00         210,000.00             261,450.00     2,734,300.00
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         2,262,850.00         210,000.00             261,450.00     2,734,300.00
Investor Default Amount                                    1,275,940.68         114,605.45             137,526.54     1,528,072.67
Investor Monthly Fees Due                                    835,000.00          75,000.00              90,000.00     1,000,000.00
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  4,373,790.68         399,605.45             488,976.54     5,262,372.67

Reallocated Investor Finance Charge Collections                                                                      11,356,107.40
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.9291%
Base Rate                                                                                                                  7.5723%
Excess Spread Percentage                                                                                                  12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           501,000,000.00      45,000,000.00          54,000,000.00   600,000,000.00
Interest Distributions                                     2,262,850.00         210,000.00             261,450.00     2,734,300.00
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        2,262,850.00         210,000.00             261,450.00     2,734,300.00
Ending Certificates Balance                              501,000,000.00      45,000,000.00          54,000,000.00   600,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.52

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.52

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.67

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.67

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  6,355,184.74

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    261,450.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  6,093,734.74

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  9,482,349.68

          a. Class A Monthly Interest:                          $  2,262,850.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,275,940.68

          e. Excess Spread:                                     $  5,943,559.00

     2.   Class B Available Funds:                              $    851,708.06

          a. Class B Monthly Interest:                          $    210,000.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    641,708.06

     3.   Collateral Available Funds:                           $  1,022,049.67

          a. Excess Spread:                                     $  1,022,049.67

     4.   Total Excess Spread:                                  $  7,607,316.73

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-2 Allocable Principal Collections:        $240,807,882.57

     3.   Principal Allocation Percentage of Series 2005-2
          Allocable Principal Collections:                      $151,758,866.81

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $151,758,866.81

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-2:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,528,072.67

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $153,286,939.48

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 54,000,000.00

     2.   Required Collateral Invested Amount:                  $ 54,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $153,286,939.48

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-2.

     1.   Excess Spread:                                        $  7,607,316.73

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    114,605.45

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    261,450.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,000,000.00

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    137,526.54

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  6,093,734.74

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5723%

          b. Prior Monthly Period:                                       7.5171%

          c. Second Prior Monthly Period:                                7.5171%

     2.   Three Month Average Base Rate:                                 7.5355%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.9291%

          b. Prior Monthly Period:                                      19.3974%

          c. Second Prior Monthly Period:                               20.5044%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9436%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-3 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
----------------------------------                  ------------------  ----------------  --------------------
Beginning Invested /Transferor Amount                 1,110,745,759.66    700,000,000.00        410,745,759.66
Beginning Adjusted Invested Amount                                 N/A    700,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           63.0207%              36.9793%
Principal Allocation Percentage                                    N/A           63.0207%              36.9793%
Collections of Finance Chg. Receivables                  21,001,977.72     13,235,598.04          7,766,379.68
Collections of Principal Receivables                    280,942,529.67    177,052,011.28        103,890,518.39
Defaulted Amount                                          2,828,833.73      1,782,751.45          1,046,082.28

Ending Invested / Transferor Amounts                  1,097,429,140.79    700,000,000.00        397,429,140.79

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST      TOTAL
--------------------------------------              ------------------  ----------------  --------------------  --------------
Principal Funding Account                                         0.00              0.00                  0.00            0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00            0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00            0.00
Reserve Account Deposit                                           0.00              0.00                  0.00            0.00
Reserve Draw Amount                                               0.00              0.00                  0.00            0.00
Reserve Account Surplus                                           0.00              0.00                  0.00            0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00            0.00

LIBOR Determination Date                              October 12, 2006  October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3200%           5.4600%               5.5700%
                                                          2,591,283.33        238,875.00            292,425.00    3,122,583.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00            0.00
Additional Interest Due                                           0.00              0.00                  0.00            0.00
Total Interest Due                                        2,591,283.33        238,875.00            292,425.00    3,122,583.33
Investor Default Amount                                   1,488,597.46        133,706.36            160,447.63    1,782,751.45
Investor Monthly Fees Due                                   974,166.67         87,500.00            105,000.00    1,166,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00            0.00
Total Due                                                 5,054,047.46        460,081.36            557,872.63    6,072,001.45

Reallocated Investor Finance Charge Collections                                                                  13,181,358.64
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.8119%
Base Rate                                                                                                               7.4551%
Excess Spread Percentage                                                                                               12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST       TOTAL
--------------------------------------------        ------------------  ----------------  --------------------  --------------
Beginning Certificates Balance                          584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00
Interest Distributions                                    2,591,283.33        238,875.00            292,425.00    3,122,583.33
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00            0.00
Principal Distributions                                           0.00              0.00                  0.00            0.00
Total Distributions                                       2,591,283.33        238,875.00            292,425.00    3,122,583.33
Ending Certificates Balance                             584,500,000.00     52,500,000.00         63,000,000.00  700,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.43

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.43

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.55

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.55

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  7,401,782.19

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    292,425.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  7,109,357.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,006,434.46

          a. Class A Monthly Interest:                          $  2,591,283.33

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,488,597.46

          e. Excess Spread:                                     $  6,926,553.67

     2.   Class B Available Funds:                              $    988,601.90

          a. Class B Monthly Interest:                          $    238,875.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    749,726.90

     3.   Collateral Available Funds:                           $  1,186,322.28

          a.   Excess Spread:                                   $  1,186,322.28

     4.   Total Excess Spread:                                  $  8,862,602.85

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-3 Allocable Principal Collections:        $280,942,529.67

     3.   Principal Allocation Percentage of Series 2005-3
          Allocable Principal Collections:                      $177,052,011.28

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $177,052,011.28

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-3:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,782,751.45

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $178,834,762.73

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 63,000,000.00

     2.   Required Collateral Invested Amount:                  $ 63,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $178,834,762.73

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-3.

     1.   Excess Spread:                                        $  8,862,602.85

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    133,706.36

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    292,425.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,166,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    160,447.63

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  7,109,357.19

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4551%

          b. Prior Monthly Period:                                       7.3999%

          c. Second Prior Monthly Period:                                7.3999%

     2.   Three Month Average Base Rate:                                 7.4183%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8119%

          b. Prior Monthly Period:                                      19.2802%

          c. Second Prior Monthly Period:                               20.3833%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8251%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-4 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                    793,389,828.33     500,000,000.00         293,389,828.33
Beginning Adjusted Invested Amount                                  N/A     500,000,000.00                    N/A
Floating Allocation Percentage                                      N/A           63.0207%               36.9793%
Principal Allocation Percentage                                     N/A           63.0207%               36.9793%
Collections of Finance Chg. Receivables                   15,001,412.66       9,453,998.60           5,547,414.06
Collections of Principal Receivables                     200,673,235.48     126,465,722.34          74,207,513.14
Defaulted Amount                                           2,020,595.52       1,273,393.89             747,201.63

Ending Invested / Transferor Amounts                     783,877,957.71     500,000,000.00         283,877,957.71

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A            CLASS B         COLLATERAL INTEREST         TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
Reserve Draw Amount                                                0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00

LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3900%            5.5700%                5.7400%
                                                           1,875,270.83         174,062.50             215,250.00     2,264,583.33
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         1,875,270.83         174,062.50             215,250.00     2,264,583.33
Investor Default Amount                                    1,063,283.90          95,504.54             114,605.45     1,273,393.89
Investor Monthly Fees Due                                    695,833.33          62,500.00              75,000.00       833,333.33
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  3,634,388.06         332,067.04             404,855.45     4,371,310.55

Reallocated Investor Finance Charge Collections                                                                       9,449,422.83
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.8950%
Base Rate                                                                                                                  7.5383%
Excess Spread Percentage                                                                                                  12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS                    CLASS A            CLASS B    COLLATERAL INTEREST            TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           417,500,000.00      37,500,000.00          45,000,000.00   500,000,000.00
Interest Distributions                                     1,875,270.83         174,062.50             215,250.00     2,264,583.33
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        1,875,270.83         174,062.50             215,250.00     2,264,583.33
Ending Certificates Balance                              417,500,000.00      37,500,000.00          45,000,000.00   500,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.49

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.49

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.64

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.64

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  5,293,362.27

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    215,250.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  5,078,112.27

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  7,890,268.06

          a. Class A Monthly Interest:                          $  1,875,270.83

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,063,283.90

          e. Excess Spread:                                     $  4,951,713.33

     2.   Class B Available Funds:                              $    708,706.71

          a. Class B Monthly Interest:                          $    174,062.50

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    534,644.21

     3.   Collateral Available Funds:                           $    850,448.05

          a. Excess Spread:                                     $    850,448.05

     4.   Total Excess Spread:                                  $  6,336,805.59

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-4 Allocable Principal Collections:        $200,673,235.48

     3.   Principal Allocation Percentage of Series 2005-4
          Allocable Principal Collections:                      $126,465,722.34

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $126,465,722.34

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-4:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,273,393.89

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $127,739,116.23

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 45,000,000.00

     2.   Required Collateral Invested Amount:                  $ 45,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $127,739,116.23

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-4.

     1.   Excess Spread:                                        $  6,336,805.59

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $     95,504.54

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    215,250.00

     9.   Applied to unpaid Monthly Servicing Fee:              $    833,333.33

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    114,605.45

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  5,078,112.27

O.   Yield and Base Rate.

     1.   Base Rate:
          a. Current Monthly Period:                                     7.5383%

          b. Prior Monthly Period:                                       7.4830%

          c. Second Prior Monthly Period:                                7.4830%

     2.   Three Month Average Base Rate:                                 7.5014%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8950%

          b. Prior Monthly Period:                                      19.3633%

          c. Second Prior Monthly Period:                               20.4692%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9092%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-5 CERTIFICATES

                                                                          TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
--------------------------------------------------  ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                 1,745,457,622.32   1,100,000,000.00         645,457,622.32
Beginning Adjusted Invested Amount                                 N/A   1,100,000,000.00                    N/A
Floating Allocation Percentage                                     N/A            63.0207%               36.9793%
Principal Allocation Percentage                                    N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                  33,003,107.84      20,798,796.92          12,204,310.92
Collections of Principal Receivables                    441,481,118.05     278,224,589.15         163,256,528.90
Defaulted Amount                                          4,445,310.15       2,801,466.56           1,643,843.59
Ending Invested / Transferor Amounts                  1,724,531,506.95   1,100,000,000.00         624,531,506.95

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A             CLASS B        COLLATERAL INTEREST         TOTAL
--------------------------------------------------  ------------------   ----------------   --------------------   ----------------
Principal Funding Account                                         0.00               0.00                   0.00               0.00
Investment Proceeds for Monthly Period                            0.00               0.00                   0.00               0.00
Reserve Account Opening Balance                                   0.00               0.00                   0.00               0.00
Reserve Account Deposit                                           0.00               0.00                   0.00               0.00
Reserve Draw Amount                                               0.00               0.00                   0.00               0.00
Reserve Account Surplus                                           0.00               0.00                   0.00               0.00
Reserve Account Closing Balance                                   0.00               0.00                   0.00               0.00
LIBOR Determination Date                              October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3600%            5.5000%                5.6400%
                                                          4,102,633.33         378,125.00             465,300.00       4,946,058.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00               0.00                   0.00               0.00
Additional Interest Due                                           0.00               0.00                   0.00               0.00
Total Interest Due                                        4,102,633.33         378,125.00             465,300.00       4,946,058.33
Investor Default Amount                                   2,339,224.58         210,109.99             252,131.99       2,801,466.56
Investor Monthly Fees Due                                 1,530,833.33         137,500.00             165,000.00       1,833,333.33
Investor Additional Amounts Due                                   0.00               0.00                   0.00               0.00
Total Due                                                 7,972,691.24         725,734.99             882,431.99       9,580,858.22

Reallocated Investor Finance Charge Collections                                                                       20,752,705.23
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                             19.8552%
Base Rate                                                                                                                    7.4984%
Excess Spread Percentage                                                                                                    12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A             CLASS B        COLLATERAL INTEREST         TOTAL
--------------------------------------------------  ------------------   ----------------   --------------------   ----------------
Beginning Certificates Balance                          918,500,000.00      82,500,000.00          99,000,000.00   1,100,000,000.00
Interest Distributions                                    4,102,633.33         378,125.00             465,300.00       4,946,058.33
Principal Deposits - Prin. Funding Account                        0.00               0.00                   0.00               0.00
Principal Distributions                                           0.00               0.00                   0.00               0.00
Total Distributions                                       4,102,633.33         378,125.00             465,300.00       4,946,058.33
Ending Certificates Balance                             918,500,000.00      82,500,000.00          99,000,000.00   1,100,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.47

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.47

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.58

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.58

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $ 11,637,147.01

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    465,300.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $ 11,171,847.01

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 17,328,508.87

          a. Class A Monthly Interest:                          $  4,102,633.33

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  2,339,224.58

          e. Excess Spread:                                     $ 10,886,650.96

     2.   Class B Available Funds:                              $  1,556,452.89

          a. Class B Monthly Interest:                          $    378,125.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,178,327.89

     3.   Collateral Available Funds:                           $  1,867,743.47

          a. Excess Spread:                                     $  1,867,743.47

     4.   Total Excess Spread:                                  $ 13,932,722.32

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-5 Allocable Principal Collections:        $441,481,118.05

     3.   Principal Allocation Percentage of Series 2005-5
          Allocable Principal Collections:                      $278,224,589.15

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $278,224,589.15

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-5:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,801,466.56

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $281,026,055.71

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 99,000,000.00

     2.   Required Collateral Invested Amount:                  $ 99,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $281,026,055.71

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-5.

     1.   Excess Spread:                                        $ 13,932,722.32

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    210,109.99

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    465,300.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,833,333.33

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    252,131.99

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $ 11,171,847.01

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4984%

          b. Prior Monthly Period:                                       7.4431%

          c. Second Prior Monthly Period:                                7.4431%

     2.   Three Month Average Base Rate:                                 7.4616%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8552%

          b. Prior Monthly Period:                                      19.3235%

          c. Second Prior Monthly Period:                               20.4280%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8689%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-6 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS        INTEREST      TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,110,745,759.66     700,000,000.00         410,745,759.66
Beginning Adjusted Invested Amount                                  N/A     700,000,000.00                    N/A
Floating Allocation Percentage                                      N/A           63.0207%               36.9793%
Principal Allocation Percentage                                     N/A           63.0207%               36.9793%
Collections of Finance Chg. Receivables                   21,001,977.72      13,235,598.04           7,766,379.68
Collections of Principal Receivables                     280,942,529.67     177,052,011.28         103,890,518.39
Defaulted Amount                                           2,828,833.73       1,782,751.45           1,046,082.28

Ending Invested / Transferor Amounts                   1,097,429,140.79     700,000,000.00         397,429,140.79

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
 Reserve Draw Amount                                               0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3200%            5.4600%                5.5700%
                                                           2,591,283.33         238,875.00             292,425.00     3,122,583.33
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         2,591,283.33         238,875.00             292,425.00     3,122,583.33
Investor Default Amount                                    1,488,597.46         133,706.36             160,447.63     1,782,751.45
Investor Monthly Fees Due                                    974,166.67          87,500.00             105,000.00     1,166,666.67
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  5,054,047.46         460,081.36             557,872.63     6,072,001.45

Reallocated Investor Finance Charge Collections                                                                      13,181,358.64
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.8119%
Base Rate                                                                                                                  7.4551%
Excess Spread Percentage                                                                                                  12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           584,500,000.00      52,500,000.00          63,000,000.00   700,000,000.00
Interest Distributions                                     2,591,283.33         238,875.00             292,425.00     3,122,583.33
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        2,591,283.33         238,875.00             292,425.00     3,122,583.33
Ending Certificates Balance                              584,500,000.00      52,500,000.00          63,000,000.00   700,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.43

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.43

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.55

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.55

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  7,401,782.19

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    292,425.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the
          Collateral Invested Amount:                           $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  7,109,357.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,006,434.46

          a. Class A Monthly Interest:                          $  2,591,283.33

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,488,597.46

          e. Excess Spread:                                     $  6,926,553.67

     2.   Class B Available Funds:                              $    988,601.90

          a. Class B Monthly Interest:                          $    238,875.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    749,726.90

     3.   Collateral Available Funds:                           $  1,186,322.28

          a. Excess Spread:                                     $  1,186,322.28

     4.   Total Excess Spread:                                  $  8,862,602.85

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-6 Allocable Principal Collections:        $280,942,529.67

     3.   Principal Allocation Percentage of Series 2005-6
          Allocable Principal Collections:                      $177,052,011.28

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $177,052,011.28

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-6:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,782,751.45

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $178,834,762.73

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 63,000,000.00

     2.   Required Collateral Invested Amount:                  $ 63,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $178,834,762.73

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over
          Required Collateral Invested Amount:                  $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-6.

     1.   Excess Spread:                                        $  8,862,602.85

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    133,706.36

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    292,425.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,166,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    160,447.63

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  7,109,357.19

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4551%

          b. Prior Monthly Period:                                       7.3999%

          c. Second Prior Monthly Period:                                7.3999%

     2.   Three Month Average Base Rate:                                 7.4183%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8119%

          b. Prior Monthly Period:                                      19.2802%

          c. Second Prior Monthly Period:                               20.3833%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8251%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-7 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                 1,110,745,759.66      700,000,000.00         410,745,759.66
Beginning Adjusted Invested Amount                                 N/A      700,000,000.00                    N/A
Floating Allocation Percentage                                     N/A             63.0207%               36.9793%
Principal Allocation Percentage                                    N/A             63.0207%               36.9793%
Collections of Finance Chg. Receivables                  21,001,977.72       13,235,598.04           7,766,379.68
Collections of Principal Receivables                    280,942,529.67      177,052,011.28         103,890,518.39
Defaulted Amount                                          2,828,833.73        1,782,751.45           1,046,082.28
Ending Invested / Transferor Amounts                  1,097,429,140.79      700,000,000.00         397,429,140.79

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                         0.00                0.00                   0.00             0.00
Investment Proceeds for Monthly Period                            0.00                0.00                   0.00             0.00
Reserve Account Opening Balance                                   0.00                0.00                   0.00             0.00
Reserve Account Deposit                                           0.00                0.00                   0.00             0.00
Reserve Draw Amount                                               0.00                0.00                   0.00             0.00
Reserve Account Surplus                                           0.00                0.00                   0.00             0.00
Reserve Account Closing Balance                                   0.00                0.00                   0.00             0.00
LIBOR Determination Date                              October 12, 2006    October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3900%             5.5900%                5.7300%
                                                          2,625,379.17          244,562.50             300,825.00     3,170,766.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00                0.00                   0.00             0.00
Additional Interest Due                                           0.00                0.00                   0.00             0.00
Total Interest Due                                        2,625,379.17          244,562.50             300,825.00     3,170,766.67
Investor Default Amount                                   1,488,597.46          133,706.36             160,447.63     1,782,751.45
Investor Monthly Fees Due                                   974,166.67           87,500.00             105,000.00     1,166,666.67
Investor Additional Amounts Due                                   0.00                0.00                   0.00             0.00
Total Due                                                 5,088,143.30          465,768.86             566,272.63     6,120,184.79

Reallocated Investor Finance Charge Collections                                                                      13,229,541.98
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.8956%
Base Rate                                                                                                                   7.5389%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B       COLLATERAL INTEREST         TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                          584,500,000.00       52,500,000.00          63,000,000.00   700,000,000.00
Interest Distributions                                    2,625,379.17          244,562.50             300,825.00     3,170,766.67
Principal Deposits - Prin. Funding Account                        0.00                0.00                   0.00             0.00
Principal Distributions                                           0.00                0.00                   0.00             0.00
Total Distributions                                       2,625,379.17          244,562.50             300,825.00     3,170,766.67
Ending Certificates Balance                             584,500,000.00       52,500,000.00          63,000,000.00   700,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.49

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.49

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution
          $0.00 Date:

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.66

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.66

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  7,410,182.19

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    300,825.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  7,109,357.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,046,667.55

          a. Class A Monthly Interest:                          $  2,625,379.17

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,488,597.46

          e. Excess Spread:                                     $  6,932,690.92

     2.   Class B Available Funds:                              $    992,215.65

          a. Class B Monthly Interest:                          $    244,562.50

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    747,653.15

     3.   Collateral Available Funds:                           $  1,190,658.78

          a. Excess Spread:                                     $  1,190,658.78

     4.   Total Excess Spread:                                  $  8,871,002.85

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-7 Allocable Principal Collections:        $280,942,529.67

     3.   Principal Allocation Percentage of Series 2005-7
          Allocable Principal Collections:                      $177,052,011.28

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $177,052,011.28

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-7:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,782,751.45

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $178,834,762.73

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 63,000,000.00

     2.   Required Collateral Invested Amount:                  $ 63,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $178,834,762.73

M. Application of Principal Collections During Accumulation or Amortization Period.

      1.   Principal Funding Account:                           $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-7.

     1.   Excess Spread:                                        $  8,871,002.85

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    133,706.36

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    300,825.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,166,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    160,447.63

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  7,109,357.19

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.5389%

          b. Prior Monthly Period:                                       7.4836%

          c. Second Prior Monthly Period:                                7.4836%

     2.   Three Month Average Base Rate:                                 7.5020%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8956%

          b. Prior Monthly Period:                                      19.3639%

          c. Second Prior Monthly Period:                               20.4698%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.9098%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2005-8 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                   793,389,828.33      500,000,000.00        293,389,828.33
Beginning Adjusted Invested Amount                                 N/A      500,000,000.00                   N/A
Floating Allocation Percentage                                     N/A             63.0207%              36.9793%
Principal Allocation Percentage                                    N/A             63.0207%              36.9793%
Collections of Finance Chg. Receivables                  15,001,412.66        9,453,998.60          5,547,414.06
Collections of Principal Receivables                    200,673,235.48      126,465,722.34         74,207,513.14
Defaulted Amount                                          2,020,595.52        1,273,393.89            747,201.63
Ending Invested / Transferor Amounts                    783,877,957.71      500,000,000.00        283,877,957.71

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                         0.00                0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00                0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00                0.00                  0.00              0.00
Reserve Account Deposit                                           0.00                0.00                  0.00              0.00
 Reserve Draw Amount                                              0.00                0.00                  0.00              0.00
Reserve Account Surplus                                           0.00                0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00                0.00                  0.00              0.00
LIBOR Determination Date                              October 12, 2006    October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3500%             5.4900%               5.6500%
                                                          1,861,354.17          171,562.50            211,875.00      2,244,791.67
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00                0.00                  0.00              0.00
Additional Interest Due                                           0.00                0.00                  0.00              0.00
Total Interest Due                                        1,861,354.17          171,562.50            211,875.00      2,244,791.67
Investor Default Amount                                   1,063,283.90           95,504.54            114,605.45      1,273,393.89
Investor Monthly Fees Due                                   695,833.33           62,500.00             75,000.00        833,333.33
Investor Additional Amounts Due                                   0.00                0.00                  0.00              0.00
Total Due                                                 3,620,471.40          329,567.04            401,480.45      4,351,518.89

Reallocated Investor Finance Charge Collections                                                                       9,429,631.17
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                           19.8468%
Base Rate                                                                                                                  7.4901%
Excess Spread Percentage                                                                                                  12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                          417,500,000.00       37,500,000.00         45,000,000.00    500,000,000.00
Interest Distributions                                    1,861,354.17          171,562.50            211,875.00      2,244,791.67
Principal Deposits - Prin. Funding Account                        0.00                0.00                  0.00              0.00
Principal Distributions                                           0.00                0.00                  0.00              0.00
Total Distributions                                       1,861,354.17          171,562.50            211,875.00      2,244,791.67
Ending Certificates Balance                             417,500,000.00       37,500,000.00         45,000,000.00    500,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.46

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.46

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $           0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.58

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.58

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest: $0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  5,289,987.29

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    211,875.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  5,078,112.29

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  7,873,742.03

          a. Class A Monthly Interest:                          $  1,861,354.17

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,063,283.90

          e. Excess Spread:                                     $  4,949,103.96

     2.   Class B Available Funds:                              $    707,222.34

          a. Class B Monthly Interest:                          $    171,562.50

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    535,659.84

     3.   Collateral Available Funds:                           $    848,666.81

          a.   Excess Spread:                                   $    848,666.81

     4.   Total Excess Spread:                                  $  6,333,430.61

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2005-8 Allocable Principal Collections:        $200,673,235.48

     3.   Principal Allocation Percentage of Series 2005-8
          Allocable Principal Collections:                      $126,465,722.34

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $126,465,722.34

     6.   Shared Principal Collections from other Series
          allocated to Series 2005-8:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,273,393.89

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $127,739,116.23

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 45,000,000.00

     2.   Required Collateral Invested Amount:                  $ 45,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $127,739,116.23

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over
          Required Collateral Invested Amount:                  $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2005-8.

     1.   Excess Spread:                                        $  6,333,430.61

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $     95,504.54

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    211,875.00

     9.   Applied to unpaid Monthly Servicing Fee:              $    833,333.33

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    114,605.45

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  5,078,112.29

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4901%

          b. Prior Monthly Period:                                       7.4348%

          c. Second Prior Monthly Period:                                7.4348%

     2.   Three Month Average Base Rate:                                 7.4533%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8468%

          b. Prior Monthly Period:                                      19.3151%

          c. Second Prior Monthly Period:                               20.4194%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8605%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2006-1 CERTIFICATES

                                                                         TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                  SERIES ALLOCATIONS      INTEREST      TRANSFERORS INTEREST
----------------------------------                  ------------------  ----------------  --------------------
Beginning Invested /Transferor Amount                 1,586,779,656.66  1,000,000,000.00        586,779,656.66
Beginning Adjusted Invested Amount                                 N/A  1,000,000,000.00                   N/A
Floating Allocation Percentage                                     N/A           63.0207%              36.9793%
Principal Allocation Percentage                                    N/A           63.0207%              36.9793%
Collections of Finance Chg. Receivables                  30,002,825.31     18,907,997.20         11,094,828.11
Collections of Principal Receivables                    401,346,470.95    252,931,444.68        148,415,026.27
Defaulted Amount                                          4,041,191.04      2,546,787.78          1,494,403.26
Ending Invested / Transferor Amounts                  1,567,755,915.41  1,000,000,000.00        567,755,915.41

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A            CLASS B       COLLATERAL INTEREST        TOTAL
--------------------------------------              ------------------  ----------------  --------------------  ----------------
Principal Funding Account                                         0.00              0.00                  0.00              0.00
Investment Proceeds for Monthly Period                            0.00              0.00                  0.00              0.00
Reserve Account Opening Balance                                   0.00              0.00                  0.00              0.00
Reserve Account Deposit                                           0.00              0.00                  0.00              0.00
Reserve Draw Amount                                               0.00              0.00                  0.00              0.00
Reserve Account Surplus                                           0.00              0.00                  0.00              0.00
Reserve Account Closing Balance                                   0.00              0.00                  0.00              0.00

LIBOR Determination Date                              October 12, 2006  October 12, 2006      October 12, 2006
Coupon October 16, 2006 - November 14, 2006                     5.3500%           5.4600%               5.6000%
                                                          3,722,708.33        341,250.00            420,000.00      4,483,958.33
Monthly Interest Due
Outstanding Monthly Interest Due                                  0.00              0.00                  0.00              0.00
Additional Interest Due                                           0.00              0.00                  0.00              0.00
Total Interest Due                                        3,722,708.33        341,250.00            420,000.00      4,483,958.33
Investor Default Amount                                   2,126,567.80        191,009.08            229,210.90      2,546,787.78
Investor Monthly Fees Due                                 1,391,666.67        125,000.00            150,000.00      1,666,666.67
Investor Additional Amounts Due                                   0.00              0.00                  0.00              0.00
Total Due                                                 7,240,942.80        657,259.08            799,210.90      8,697,412.78

Reallocated Investor Finance Charge Collections                                                                    18,853,637.34
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                          19.8400%
Base Rate                                                                                                                 7.4833%
Excess Spread Percentage                                                                                                 12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS              CLASS A            CLASS B       COLLATERAL INTEREST        TOTAL
--------------------------------------------        ------------------  ----------------  --------------------  ----------------
Beginning Certificates Balance                          835,000,000.00     75,000,000.00         90,000,000.00  1,000,000,000.00
Interest Distributions                                    3,722,708.33        341,250.00            420,000.00      4,483,958.33
Principal Deposits - Prin. Funding Account                        0.00              0.00                  0.00              0.00
Principal Distributions                                           0.00              0.00                  0.00              0.00
Total Distributions                                       3,722,708.33        341,250.00            420,000.00      4,483,958.33
Ending Certificates Balance                             835,000,000.00     75,000,000.00         90,000,000.00  1,000,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.46

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.46

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.55

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.55

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $ 10,576,224.56

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    420,000.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $ 10,156,224.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 15,742,787.18

          a. Class A Monthly Interest:                          $  3,722,708.33

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  2,126,567.80

          e. Excess Spread:                                     $  9,893,511.05

     2.   Class B Available Funds:                              $  1,414,022.80

          a. Class B Monthly Interest:                          $    341,250.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $  1,072,772.80

     3.   Collateral Available Funds:                           $  1,696,827.36

          a. Excess Spread:                                     $  1,696,827.36

     4.   Total Excess Spread:                                  $ 12,663,111.21

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2006-1 Allocable Principal Collections:        $401,346,470.95

     3.   Principal Allocation Percentage of Series 2006-1
          Allocable Principal Collections:                      $252,931,444.68

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $252,931,444.68

     6.   Shared Principal Collections from other Series
          allocated to Series 2006-1:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  2,546,787.78

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                               $255,478,232.46

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 90,000,000.00

     2.   Required Collateral Invested Amount:                  $ 90,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $255,478,232.46

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2006-1.

     1.   Excess Spread:                                        $ 12,663,111.21

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    191,009.08

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    420,000.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,666,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    229,210.90

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $ 10,156,224.56

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4833%

          b. Prior Monthly Period:                                       7.4280%

          c. Second Prior Monthly Period:                                7.4280%

     2.   Three Month Average Base Rate:                                 7.4464%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8400%

          b. Prior Monthly Period:                                      19.3083%

          c. Second Prior Monthly Period:                               20.4124%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8536%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2006-2 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                    793,389,828.33     500,000,000.00         293,389,828.33
Beginning Adjusted Invested Amount                                  N/A     500,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   15,001,412.66       9,453,998.60           5,547,414.06
Collections of Principal Receivables                     200,673,235.48     126,465,722.34          74,207,513.14
Defaulted Amount                                           2,020,595.52       1,273,393.89             747,201.63
Ending Invested / Transferor Amounts                     783,877,957.71     500,000,000.00         283,877,957.71

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
Reserve Draw Amount                                                0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.3500%            5.5500%                5.6500%
                                                           1,950,520.83         127,187.50             164,791.67     2,242,500.00
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         1,950,520.83         127,187.50             164,791.67     2,242,500.00
Investor Default Amount                                    1,114,219.65          70,036.66              89,137.57     1,273,393.89
Investor Monthly Fees Due                                    729,166.67          45,833.33              58,333.33       833,333.33
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  3,793,907.15         243,057.49             312,262.57     4,349,227.21

Reallocated Investor Finance Charge Collections                                                                       9,660,089.51
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            20.4076%
Base Rate                                                                                                                   7.4845%
Excess Spread Percentage                                                                                                   12.7461%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           437,500,000.00      27,500,000.00          35,000,000.00   500,000,000.00
Interest Distributions                                     1,950,520.83         127,187.50             164,791.67     2,242,500.00
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        1,950,520.83         127,187.50             164,791.67     2,242,500.00
Ending Certificates Balance                              437,500,000.00      27,500,000.00          35,000,000.00   500,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.46

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.46

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.63

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.63

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  5,475,653.97

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    164,791.67

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  5,310,862.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  8,452,578.32

          a. Class A Monthly Interest:                          $  1,950,520.83

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,114,219.65

          e. Excess Spread:                                     $  5,387,837.84

     2.   Class B Available Funds:                              $    531,304.92

          a. Class B Monthly Interest:                          $    127,187.50

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    404,117.42

     3.   Collateral Available Funds:                           $    676,206.27

          a. Excess Spread:                                     $    676,206.27

     4.   Total Excess Spread:                                  $  6,468,161.53

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2006-2 Allocable Principal Collections:        $200,673,235.48

     3.   Principal Allocation Percentage of Series 2006-2
          Allocable Principal Collections:                      $126,465,722.34

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $126,465,722.34

     6.   Shared Principal Collections from other Series
          allocated to Series 2006-2:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,273,393.88

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $127,739,116.22

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 35,000,000.00

     2.   Required Collateral Invested Amount:                  $ 35,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $127,739,116.22

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2006-2.

     1.   Excess Spread:                                        $  6,468,161.53

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $     70,036.66

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    164,791.67

     9.   Applied to unpaid Monthly Servicing Fee:              $    833,333.33

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $     89,137.57

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  5,310,862.30

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4845%

          b. Prior Monthly Period:                                       7.2431%

          c. Second Prior Monthly Period:                                7.2431%

     2.   Three Month Average Base Rate:                                 7.3236%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    20.4076%

          b. Prior Monthly Period:                                      19.8510%

          c. Second Prior Monthly Period:                               20.9732%

     4.   Three Month Average Series Adjusted Portfolio Yield:          20.4106%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2006-3 CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
--------------------------------------------------   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                    952,067,793.99     600,000,000.00         352,067,793.99
Beginning Adjusted Invested Amount                                  N/A     600,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   18,001,695.19      11,344,798.32           6,656,896.87
Collections of Principal Receivables                     240,807,882.57     151,758,866.81          89,049,015.76
Defaulted Amount                                           2,424,714.63       1,528,072.67             896,641.96
Ending Invested / Transferor Amounts                     940,653,549.25     600,000,000.00         340,653,549.25

B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B        COLLATERAL INTEREST       TOTAL
--------------------------------------------------   ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
 Reserve Draw Amount                                               0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00

LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.3400%            5.4400%                5.6000%
                                                           2,229,450.00         204,000.00             252,000.00     2,685,450.00
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         2,229,450.00         204,000.00             252,000.00     2,685,450.00
Investor Default Amount                                    1,275,940.68         114,605.45             137,526.54     1,528,072.67
Investor Monthly Fees Due                                    835,000.00          75,000.00              90,000.00     1,000,000.00
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  4,340,390.68         393,605.45             479,526.54     5,213,522.67

Reallocated Investor Finance Charge Collections                                                                      11,307,257.40
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.8300%
Base Rate                                                                                                                   7.4733%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------------   ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           501,000,000.00      45,000,000.00          54,000,000.00   600,000,000.00
Interest Distributions                                     2,229,450.00         204,000.00             252,000.00     2,685,450.00
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        2,229,450.00         204,000.00             252,000.00     2,685,450.00
Ending Certificates Balance                              501,000,000.00      45,000,000.00          54,000,000.00   600,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.45

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.45

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.53

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  6,345,734.74

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    252,000.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  6,093,734.74

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $  9,441,559.93

          a. Class A Monthly Interest:                          $  2,229,450.00

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,275,940.68

          e. Excess Spread:                                     $  5,936,169.25

     2.   Class B Available Funds:                              $    848,044.31

          a. Class B Monthly Interest:                          $    204,000.00

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    644,044.31

     3.   Collateral Available Funds:                           $  1,017,653.17

          a. Excess Spread:                                     $  1,017,653.17

     4.   Total Excess Spread:                                  $  7,597,866.73

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2006-3 Allocable Principal Collections:        $240,807,882.57

     3.   Principal Allocation Percentage of Series 2006-3
          Allocable Principal Collections:                      $151,758,866.81

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $151,758,866.81

     6.   Shared Principal Collections from other Series
          allocated to Series 2006-3:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,528,072.67

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $153,286,939.48

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 54,000,000.00

     2.   Required Collateral Invested Amount:                  $ 54,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:
                                                                $153,286,939.48

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2006-3.

     1.   Excess Spread:                                        $  7,597,866.73

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    114,605.45

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    252,000.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,000,000.00

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    137,526.54

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  6,093,734.74

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4733%

          b. Prior Monthly Period:                                       7.4180%

          c. Second Prior Monthly Period:                                7.4180%

     2.   Three Month Average Base Rate:                                 7.4364%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8300%

          b. Prior Monthly Period:                                      19.2983%

          c. Second Prior Monthly Period:                               20.4020%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8435%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes

SERIES 2006-A CERTIFICATES

                                                                           TOTAL INVESTOR       TRANSFERORS
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST           INTEREST
--------------------------------------------------   ------------------   ----------------   ----------------
Beginning Invested /Transferor Amount                  1,110,745,759.66     700,000,000.00     410,745,759.66
Beginning Adjusted Invested Amount                                  N/A     700,000,000.00                N/A
Floating Allocation Percentage                                      N/A            63.0207%           36.9793%
Principal Allocation Percentage                                     N/A            63.0207%           36.9793%
Collections of Finance Chg. Receivables                   21,001,977.72      13,235,598.04       7,766,379.68
Collections of Principal Receivables                     280,942,529.67     177,052,011.28     103,890,518.39
Defaulted Amount                                           2,828,833.73       1,782,751.45       1,046,082.28
Ending Invested / Transferor Amounts                   1,097,429,140.79     700,000,000.00     397,429,140.79

                                                                                                COLLATERAL
B. MONTHLY PERIOD FUNDING REQUIREMENTS                     CLASS A             CLASS B           INTEREST            TOTAL
--------------------------------------------------   ------------------   ----------------   ----------------   --------------
Principal Funding Account                                          0.00               0.00               0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00               0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00               0.00             0.00
Reserve Account Deposit                                            0.00               0.00               0.00             0.00
Reserve Draw Amount                                                0.00               0.00               0.00             0.00
Reserve Account Surplus                                            0.00               0.00               0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00               0.00             0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006   October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.3100%            5.4300%            5.5500%
                                                           2,586,412.50         237,562.50         291,375.00     3,115,350.00
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00               0.00             0.00
Additional Interest Due                                            0.00               0.00               0.00             0.00
Total Interest Due                                         2,586,412.50         237,562.50         291,375.00     3,115,350.00
Investor Default Amount                                    1,488,597.46         133,706.36         160,447.63     1,782,751.45
Investor Monthly Fees Due                                    974,166.67          87,500.00         105,000.00     1,166,666.67
Investor Additional Amounts Due                                    0.00               0.00               0.00             0.00
Total Due                                                  5,049,176.63         458,768.86         556,822.63     6,064,768.12

Reallocated Investor Finance Charge Collections                                                                  13,174,125.31
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                        19.7993%
Base Rate                                                                                                               7.4426%
Excess Spread Percentage                                                                                               12.1875%

                                                                                                COLLATERAL
C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B           INTEREST            TOTAL
--------------------------------------------------   ------------------   ----------------   ----------------   --------------
Beginning Certificates Balance                           584,500,000.00      52,500,000.00      63,000,000.00   700,000,000.00
Interest Distributions                                     2,586,412.50         237,562.50         291,375.00     3,115,350.00
Principal Deposits - Prin. Funding Account                         0.00               0.00               0.00             0.00
Principal Distributions                                            0.00               0.00               0.00             0.00
Total Distributions                                        2,586,412.50         237,562.50         291,375.00     3,115,350.00
Ending Certificates Balance                              584,500,000.00      52,500,000.00      63,000,000.00   700,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.43

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.43

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.53

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.53

     3.   Amount of the distribution in
          respect of Class B Outstanding Monthly Interest:      $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  7,400,732.19

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    291,375.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  7,109,357.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,000,394.63

          a. Class A Monthly Interest:                          $  2,586,412.50

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount (Treated as
             Available Principal Collections):                  $  1,488,597.46

          e. Excess Spread:                                     $  6,925,384.67

     2.   Class B Available Funds:                              $    988,059.40

          a. Class B Monthly Interest:                          $    237,562.50

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    750,496.90

     3.   Collateral Available Funds:                           $  1,185,671.28

          a. Excess Spread:                                     $  1,185,671.28

     4.   Total Excess Spread:                                  $  8,861,552.85

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2006-A Allocable Principal

          Collections:                                          $280,942,529.67

     3.   Principal Allocation Percentage of Series 2006-A
          Allocable Principal Collections:                      $177,052,011.28

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $177,052,011.28

     6.   Shared Principal Collections from other Series
          allocated to Series 2006-A:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,782,751.45

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $178,834,762.73

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 63,000,000.00

     2.   Required Collateral Invested Amount:                  $ 63,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $178,834,762.73

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2006-A.

     1.   Excess Spread:                                        $  8,861,552.85

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    133,706.36

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    291,375.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,166,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    160,447.63

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  7,109,357.19

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4426%

          b. Prior Monthly Period:                                       7.3873%

          c. Second Prior Monthly Period:                                7.3873%

     2.   Three Month Average Base Rate:                                 7.4057%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.7993%

          b. Prior Monthly Period:                                      19.2676%

          c. Second Prior Monthly Period:                               20.3703%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8124%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                     Yes

SERIES 2006-B CERTIFICATES

                                                                           TOTAL INVESTOR
A. INVESTOR/TRANSFEROR ALLOCATIONS                   SERIES ALLOCATIONS       INTEREST       TRANSFERORS INTEREST
----------------------------------                   ------------------   ----------------   --------------------
Beginning Invested /Transferor Amount                  1,110,745,759.66     700,000,000.00         410,745,759.66
Beginning Adjusted Invested Amount                                  N/A     700,000,000.00                    N/A
Floating Allocation Percentage                                      N/A            63.0207%               36.9793%
Principal Allocation Percentage                                     N/A            63.0207%               36.9793%
Collections of Finance Chg. Receivables                   21,001,977.72      13,235,598.04           7,766,379.68
Collections of Principal Receivables                     280,942,529.67     177,052,011.28         103,890,518.39
Defaulted Amount                                           2,828,833.73       1,782,751.45           1,046,082.28
Ending Invested / Transferor Amounts                   1,097,429,140.79     700,000,000.00         397,429,140.79

B. MONTHLY PERIOD FUNDING REQUIREMENTS                    CLASS A              CLASS B       COLLATERAL INTEREST         TOTAL
--------------------------------------               ------------------   ----------------   --------------------   --------------
Principal Funding Account                                          0.00               0.00                   0.00             0.00
Investment Proceeds for Monthly Period                             0.00               0.00                   0.00             0.00
Reserve Account Opening Balance                                    0.00               0.00                   0.00             0.00
Reserve Account Deposit                                            0.00               0.00                   0.00             0.00
Reserve Draw Amount                                                0.00               0.00                   0.00             0.00
Reserve Account Surplus                                            0.00               0.00                   0.00             0.00
Reserve Account Closing Balance                                    0.00               0.00                   0.00             0.00
LIBOR Determination Date                               October 12, 2006   October 12, 2006       October 12, 2006
Coupon October 16, 2006 - November 14, 2006                      5.3600%            5.4700%                5.6100%
                                                           2,610,766.67         239,312.50             294,525.00     3,144,604.17
Monthly Interest Due
Outstanding Monthly Interest Due                                   0.00               0.00                   0.00             0.00
Additional Interest Due                                            0.00               0.00                   0.00             0.00
Total Interest Due                                         2,610,766.67         239,312.50             294,525.00     3,144,604.17
Investor Default Amount                                    1,488,597.46         133,706.36             160,447.63     1,782,751.45
Investor Monthly Fees Due                                    974,166.67          87,500.00             105,000.00     1,166,666.67
Investor Additional Amounts Due                                    0.00               0.00                   0.00             0.00
Total Due                                                  5,073,530.80         460,518.86             559,972.63     6,094,022.29

Reallocated Investor Finance Charge Collections                                                                      13,203,379.48
Interest and Principal Funding Investment Proceeds                                                                            0.00
Interest on Reserve Account                                                                                                   0.00
Series Adjusted Portfolio Yield                                                                                            19.8501%
Base Rate                                                                                                                   7.4934%
Excess Spread Percentage                                                                                                   12.1875%

C. CERTIFICATES - BALANCES AND DISTRIBUTIONS               CLASS A             CLASS B        COLLATERAL INTEREST        TOTAL
--------------------------------------------         ------------------   ----------------   --------------------   --------------
Beginning Certificates Balance                           584,500,000.00      52,500,000.00          63,000,000.00   700,000,000.00
Interest Distributions                                     2,610,766.67         239,312.50             294,525.00     3,144,604.17
Principal Deposits - Prin. Funding Account                         0.00               0.00                   0.00             0.00
Principal Distributions                                            0.00               0.00                   0.00             0.00
Total Distributions                                        2,610,766.67         239,312.50             294,525.00     3,144,604.17
Ending Certificates Balance                              584,500,000.00      52,500,000.00          63,000,000.00   700,000,000.00

D.   Information regarding distributions on the Distribution
     Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution:                     $          4.47

     2.   Amount of the distribution in respect of Class A
          Monthly Interest:                                     $          4.47

     3.   Amount of the distribution in respect of Class A
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class A
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class A
          Principal:                                            $          0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A
     Investor Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:         $          0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000
          original certificate principal amount:                $          0.00

     3.   Total amount reimbursed in respect of Class A
          Investor Charge-Offs:                                 $          0.00

     4.   Amount reimbursed in respect of Class A Investor
          Charge-Offs per $1,000 original certificate
          principal amount:                                     $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class A Certificates
          exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                 $          4.56

     2.   Amount of the distribution in respect of Class B
          Monthly Interest:                                     $          4.56

     3.   Amount of the distribution in respect of Class B
          Outstanding Monthly Interest:                         $          0.00

     4.   Amount of the distribution in respect of Class B
          Additional Interest:                                  $          0.00

     5.   Amount of the distribution in respect of Class B
          Principal:                                            $          0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B
     Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount
          pursuant to clauses (c), (d), and (e) of the
          definition of Class B Invested Amount:                $          0.00

     2.   The amount of reductions in the Class B Invested
          Amount set forth in paragraph 1 above, per $1,000
          original certificate principal amount:                $          0.00

     3.   The total amount reimbursed in respect of such
          reductions in the Class B Invested Amount:            $          0.00

     4.   The amount set forth in paragraph 3 above, per
          $1,000 original certificate principal amount:         $          0.00

     5.   The amount, if any, by which the outstanding
          principal balance of the Class B Certificates
          exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution
          Date:                                                 $          0.00

H.   Information regarding distributions on the Distribution
     Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest
          Holder:                                               $  7,403,882.19

     2.   Amount distributed in respect of Collateral Monthly
          Interest:                                             $    294,525.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                  $          0.00

     4.   The amount distributed to the Collateral Interest
          Holder in respect of principal on the Collateral
          Invested Amount:                                      $          0.00

     5.   Amount distributed to the Collateral Interest Holder
          in respect of remaining excess spread:                $  7,109,357.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested
          Amount pursuant to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:             $          0.00

     2.   The total amount reimbursed in respect of such
          reductions in the Collateral Invested Amount:         $          0.00

J.   Application of Reallocated Investor Finance Charge
     Collections.

     1.   Class A Available Funds:                              $ 11,024,821.87

          a. Class A Monthly Interest:                          $  2,610,766.67

          b. Class A Outstanding Monthly Interest:              $          0.00

          c. Class A Additional Interest:                       $          0.00

          d. Class A Investor Default Amount
             (Treated as Available Principal Collections):      $  1,488,597.46

          e. Excess Spread:                                     $  6,925,457.74

     2.   Class B Available Funds:                              $    990,253.46

          a. Class B Monthly Interest:                          $    239,312.50

          b. Class B Outstanding Monthly Interest:              $          0.00

          c. Class B Additional Interest:                       $          0.00

          d. Excess Spread:                                     $    750,940.96

     3.   Collateral Available Funds:                           $  1,188,304.15

          a. Excess Spread:                                     $  1,188,304.15

     4.   Total Excess Spread:                                  $  8,864,702.85

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                              63.0207%

     2.   Series 2006-B Allocable Principal Collections:        $280,942,529.67

     3.   Principal Allocation Percentage of Series 2006-B
          Allocable Principal Collections:                      $177,052,011.28

     4.   Reallocated Principal Collections Required to fund
          the Required Amount:                                  $          0.00

     5.   Item 3 minus item 4:                                  $177,052,011.28

     6.   Shared Principal Collections from other Series
          allocated to Series 2006-B:                           $          0.00

     7.   Other amounts Treated as Available Principal
          Collections:                                          $  1,782,751.45

     8.   Available Principal Collections (total of 5., 6. &
          7.):                                                  $178,834,762.73

L.   Application of Available Principal Collections during
     Revolving Period.

     1.   Collateral Invested Amount:                           $ 63,000,000.00

     2.   Required Collateral Invested Amount:                  $ 63,000,000.00

     3.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     4.   Treated as Shared Principal Collections:              $178,834,762.73

M. Application of Principal Collections During Accumulation or Amortization Period.

     1.   Principal Funding Account:                            $          0.00

     2.   Excess of Collateral Invested Amount over Required
          Collateral Invested Amount:                           $          0.00

     3.   Principal Distribution:                               $          0.00

     4.   Treated as Shared Principal Collections:              $          0.00

N.   Application of Excess Spread and Excess Finance Charge
     Collections Allocated to Series 2006-B.

     1.   Excess Spread:                                        $  8,864,702.85

     2.   Excess Finance Charge Collections:                    $          0.00

     3.   Applied to fund Class A Required Amount:              $          0.00

     4.   Class A Investor Charge-Offs treated as Available
          Principal Collections:                                $          0.00

     5.   Applied to fund Class B overdue Interest:             $          0.00

     6.   Applied to fund Class B Required Amount:              $    133,706.36

     7.   Reduction of Class B Invested Amount treated as
          Available Principal Collections:                      $          0.00

     8.   Applied to Collateral Monthly Interest:               $    294,525.00

     9.   Applied to unpaid Monthly Servicing Fee:              $  1,166,666.67

     10.  Collateral Default Amount treated as Available
          Principal Collections:                                $    160,447.63

     11.  Reduction of Collateral Invested Amount treated as
          Available Principal Collections:                      $          0.00

     12.  Deposited to Reserve Account:                         $          0.00

     13.  Remaining Excess Spread distributed to Collateral
          Interest Holder:                                      $  7,109,357.19

O.   Yield and Base Rate.

     1.   Base Rate:

          a. Current Monthly Period:                                     7.4934%

          b. Prior Monthly Period:                                       7.4381%

          c. Second Prior Monthly Period:                                7.4381%

     2.   Three Month Average Base Rate:                                 7.4566%

     3.   Series Adjusted Portfolio Yield:

          a. Current Monthly Period:                                    19.8501%

          b. Prior Monthly Period:                                      19.3184%

          c. Second Prior Monthly Period:                               20.4228%

     4.   Three Month Average Series Adjusted Portfolio Yield:          19.8638%

     5.   Is the 3 month average series adjusted portfolio
          yield more than the 3 month average base rate:                    Yes